       LEGG MASON
       INCOME TRUST, INC.
       -------------------------------------------------------------------------
       U.S. GOVERNMENT INTERMEDIATE
       INVESTMENT GRADE
       HIGH YIELD
       U.S. GOVERNMENT MONEY MARKET
       -------------------------------------------------------------------------

                       ---------------------------------------------------------

                                       ANNUAL REPORT TO SHAREHOLDERS
                                       December 31, 2002
                                       Primary Class

                                         [LEGG MASON FUNDS LOGO]

To Our Shareholders,

  We are pleased to provide you with Legg Mason Income Trust's annual report, combining reports for the Legg Mason U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio, High Yield Portfolio and the U.S. Government Money Market Portfolio.

  The following table summarizes key statistics for the Primary Class of each portfolio, as of December 31, 2002:

                                                          Net Asset Value
                            SEC Yield(A)   Average Life      Per Share
                            ------------   ------------   ---------------
  Government Intermediate     2.91%         4.01 years        $10.70
  Investment Grade            4.62%        10.65 years        $10.42
  High Yield                  7.84%         6.78 years        $ 7.96
  Government Money
    Market(B)                 0.64%            47 days        $ 1.00

  In calendar 2002, total returns for the Primary Class of shares of the Government Intermediate, Investment Grade and High Yield Portfolios were +7.79%, +8.82%, and -5.28%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio's net asset value per share, plus dividends and any capital gain distributions.) Beginning on page 3, portfolio managers responsible for the Income Trust discuss recent results and the investment outlook. The Funds' total returns in various periods since their inceptions are shown on subsequent pages of the report.

  PricewaterhouseCoopers LLP, Income Trust's independent accountants, has completed its annual examination, and audited financial statements for the fiscal year ended December 31, 2002, are included in this report.

  For each of our Funds, historical performance is not indicative of future results, and the principal value of the Government Intermediate, Investment Grade and High Yield Portfolios will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in the Fund.

---------------

(A) SEC yields reported for the U.S. Government Intermediate, Investment Grade and High Yield Portfolios are for the 30 days ended December 31, 2002. For the U.S. Government Money Market Portfolio, the SEC yield is for the 7 days ended December 31, 2002.

(B) An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

      Sincerely,


         /s/ JOHN F. CURLEY, JR.            /s/ MARK R. FETTING
         John F. Curley, Jr.                Mark R. Fetting
         Chairman                           President

January 31, 2003

Portfolio Managers' Comments

Legg Mason Income Trust, Inc.

Market Overview

  This past year brought mixed blessings for the bond market. Treasury yields fell across the board and Treasury bond prices rose substantially, but corporate bond investors found the going unusually rough. As the year opened, markets were generally optimistic that the economy was embarked on a healthy recovery path. This optimism faded as the year progressed, however, as a series of shocks undermined investors' confidence. Geopolitical tensions heated up, corporate governance scandals and massive defaults were announced, oil prices rose, deflation concerns mounted, and the European and Japanese economies lost momentum. As a result, equity markets entered a third year of significant price declines, corporate bond prices failed to keep pace with their Treasury counterparts, and a string of defaults eroded the returns on virtually all diversified bond portfolios. Fears were allayed when the Fed surprised the markets by dropping the funds rate to 1.25% in November, and perhaps more importantly by the news that several Fed governors indicated the Fed had no qualms about its ability to fight deflation should it occur. The perception that deflation risk had thus been significantly reduced helped the corporate bond market stage an impressive recovery in the closing weeks of the year.

  On balance, short- and intermediate-term rates moved sharply lower over the course of the year, with two-year Treasury yields falling from just over 3% to as low as 1.6% - a level not seen in more than a generation, and one suggesting that the economy was definitely not in good health. Yields on long-maturity BAA securities, in contrast, fell only modestly, from 8% to about 7.4%. Normally, this would have meant healthy price gains on top of generous coupons, but a series of defaults and downgrades offset much of the gains, leaving the long BAA sector with a total return (price gains/losses plus interest income) of just under 10%, according to Lehman Brothers, compared to 16.8% total returns on long-maturity Treasuries. High-yield bond investors, meanwhile, suffered negative total returns for the year. The mortgage-backed sector performed reasonably well despite a record spike in prepayments, thanks to a steep yield curve and a modest decline in volatility at the long end of the yield curve. The dollar fell against most major currencies, and commodity prices were broadly higher, suggesting that the Fed's accommodative policy stance was beginning to have an impact. Treasury Inflation-Protected Securities ("TIPS") registered very strong returns as real yields fell across the board and the consumer price index was boosted by higher energy prices.

U.S. Government Intermediate Portfolio

  The portfolio benefited from a long duration position, but this was largely offset by a steeper yield curve which hurt our emphasis on longer maturities. A moderate overweight exposure to the mortgage-backed sector contributed to returns as spreads narrowed. Moderate TIPS exposure made a significant contribution to returns, but on balance performance suffered primarily because of our overweight exposure to the credit sector and the inability of our issue selection to avoid all the negative credit events during the year.

  On September 30, 2002, the Fund changed its comparative index from the Lehman Intermediate Government/Credit Bond Index(A) to the Lehman Intermediate Government Bond Index,(B) because the new index is more representative of the types of securities in which the Fund invests. The Fund produced a total return of +7.79% for the year ended December 31, 2002, versus its benchmark performance of +9.64%.

Investment Grade Portfolio

  All of the Fund's underperformance came in the first nine months of the year due to a significant overweight in the underperforming credit sector, 47% vs. a 27% weighting in the Lehman Aggregate Bond Index.(C) Anticipating an improvement in the economy, we had positioned the portfolio in the early part of the year to take advantage of outperformance in the credit sector due to our view that an improving underlying economy would help credit spreads tighten. Spreads had been pushed to wide levels due to a recessionary environment as well as investor aversion to risk after revelations of fraud at Enron in the winter of 2001. Although our call for an economic recovery in 2002 proved accurate, our belief that Enron was a singular event was costly. During the summer of 2002, fraudulent accounting disclosures at two of the largest issuers in the Lehman Credit Bond Index,(D) WorldCom and Tyco, overwhelmed any positive influence the improving economic environment could provide as investors' confidence in the credit market was shaken to the core. Reports in the fall of 2002 of inflated revenue numbers at the major energy trading firms (all of whom were major pipeline and/or energy generators) pushed the credit markets over the edge. By mid-October the credit markets reached all-time wide spreads, liquidity had evaporated and there was reduced confidence in almost every company's audited financials. A lack of new revelations of corporate malfeasance, increasing conviction for a rebound in corporate profits and issuer focus on balance sheet repair (deleveraging) drove credit spreads tighter during the fourth

---------------

(A) A market value-weighted index that tracks the daily price, coupon, and total return performance of fixed rate, publicly placed, dollar-denominated obligations. Issuers include the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government, and have at least $100 million par amount outstanding and at least one year to maturity.

(B) A total return index consisting of investment grade corporate debt issues as well as U.S. government securities. The debt issues all maintain maturities within a range of 1 to 10 years.

(C) A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.

(D) This index includes all publicly issued, fixed rate, nonconvertible, investment grade, domestic corporate debt. It also includes Yankee bonds, which are dollar-denominated, SEC- registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, and international agencies.

quarter. The Lehman Credit Index narrowed from a spread of +218 basis points(E) at the end of September to +169 by year end.

  On September 30, 2002, the Fund changed its comparative index from the Lehman Aggregate Bond Index to the Lehman Credit Bond Index, because the new index is more representative of the types of securities in which the Fund invests. The Fund produced a total return of +8.82% for the year ended December 31, 2002, versus its benchmark performance of +10.14%.

High Yield Portfolio

  For the year ended December 31, 2002, the Lehman High Yield Index(F) returned -1.41%, marking the fifth straight sub-coupon total return year, while the spread-to-comparable-Treasury widened 158 basis points. The Fund returned -5.28% for the same period. For 2002, the most liquid issues in the sector underperformed the broad index by a large 850 basis points. The portfolio's underperformance is attributable to the manager's bias for the more liquid issues in the market. The high yield market started the new year with a promising run, returning +2.41% for the first quarter; unfortunately, events in the high grade market such as the ongoing fallout from the Enron debacle coupled with other fallen angel credits and downgrade events such as Tyco and Qwest pressured the high yield market into giving back all of the gains and then some in the second quarter. Concern that the economy was double-dipping into another recession drove the high yield market down further in the third quarter. A strong rally in the fourth quarter, fueled by a pick-up in economic activity, improving corporate earnings outlooks and the absence of any new corporate malfeasance disclosures, encouraged investors to invest in the sector. The Fund's performance was aided by its positioning, as the large liquid issues outperformed the broader high yield sector.

Market Commentary and Outlook

  If the latter half of the 1990s was all about reward, the current decade is all about risk: bear markets in equities, high default rates, corporate governance scandals, terrorist attacks, and a looming, potentially dual-front war. The challenge facing investors these days is judging whether the risk premium priced into securities offers adequate compensation for this unique set of global risks.

  Inferring from today's extremely low level of short-term Treasury yields, the U.S. bond market is quite pessimistic over the near-term prospects for the economy. Forward rates do not anticipate any Fed tightening until late 2003, and spreads on high-yield and emerging market bonds imply that, over the next ten years, roughly half of the issuers will default. Spreads on long-maturity investment grade bonds imply a cumulative default rate of 20%, far above the historical norm. Will things really prove to be this bad?

---------------

(E) 100 basis points = 1%.

(F) A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission.

  For several years we have maintained that the outlook for the economy was neither robust nor grim. Although it is fashionable to bemoan the tepid pace of the U.S. recovery, the reality is that the economy has grown at close to an average pace, the unemployment rate is near the low end of historical ranges, housing remains quite strong, and real incomes continue to rise. We've continued to enjoy general prosperity because productivity has been strong and the U.S. economy is fundamentally dynamic. To be sure, growth has been insufficient to consume the excess capacity plaguing many industries, so investment and jobs growth have been relatively weak. Plus, modest growth and an inability to raise prices has equated to quite a challenging market for many highly indebted companies.

  Nevertheless, we believe that today's historically high risk premiums generally underestimate the inherent vitality of the economy and the power of favorable fiscal and monetary policy. There are the obvious barriers to growth, of course, chief among them geopolitical risk, corporate governance issues, and high energy prices. But there is little doubt that monetary policy is now accommodative after many years of being restrictive. A friendly Fed, deleveraging, corporate restructuring, and the passage of time are effective antidotes to many of the problems that have plagued the economy in recent years. For these reasons we expect to see a continued, but gradual, reversal of the pessimism still evident in both the stock and bond markets today, as the reality of moderate growth and low inflation becomes more widely embraced. The Fed is likely to keep inflation low and steady, and that should provide fertile ground for the productivity gains that lead to improved earnings. If the Bush administration is able to deliver on its promised tax reform, this could give the economy an added boost in the second half of 2003. An Iraq war could prove nasty, of course, but lots of bad news is already priced in, and uncertainty abounds. Any form of resolution to the conflict could be positive from a long-term perspective.

  Consistent with these views, we are attracted to the valuations attached to riskier securities, and see little need for the very expensive shelter offered by short- and intermediate-term Treasury bonds. If our expectations prove correct, we should see some upward pressure on short-term Treasury yields as the year progresses. Meanwhile, long-term yields still look attractive at current levels given our outlook for continued low inflation and moderate growth. To the extent that stronger growth and spreading optimism cause Treasury yields to rise, we would expect to see corporate bonds and mortgages outperforming their Treasury counterparts. The result should be modest returns for fixed income portfolios in general, but attractive returns for portfolios that are positioned with these expectations in mind.

                                          Western Asset Management Company

January 22, 2003

Performance Information

Legg Mason Income Trust, Inc.

Performance Comparison of a $10,000 Investment as of December 31, 2002

  The following graphs compare each Fund's total returns against that of the most closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment for the periods indicated. The line for each Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in a Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  Effective September 30, 2002, Government Intermediate changed its comparative index from the Lehman Intermediate Government/Credit Bond Index to the Lehman Intermediate Government Bond Index, and Investment Grade changed its comparative index from the Lehman Aggregate Bond Index to the Lehman Credit Bond Index. Each Fund made these changes because the new index is more representative of the types of securities in which each Fund invests.

  The Government Intermediate, Investment Grade and High Yield Portfolios each have two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders. The U.S. Government Money Market Portfolio is excluded from this performance information because it does not have a variable share price. U.S. Government Money Market's one-, five- and ten-year average annual returns for periods ended December 31, 2002, were +1.13%, +3.91%, and +4.10%, respectively.

U.S. Government Intermediate-Term Portfolio -- Primary Class

  -------------------------------------------------
                    Cumulative      Average Annual
                   Total Return      Total Return
  -------------------------------------------------
  One Year             +7.79%           +7.79%
  Five Years          +33.01%           +5.87%
  Ten Years           +77.03%           +5.88%
  -------------------------------------------------



                                                     U.S. GOVERNMENT           LEHMAN INTERMEDIATE         LEHMAN INTERMEDIATE
                                                    INTERMEDIATE-TERM        GOVERNMENT/CREDIT BOND          GOVERNMENT BOND
                                                PORTFOLIO E PRIMARY CLASS           INDEX(A)                    INDEX(B)
                                                -------------------------    ----------------------        -------------------
12/31/92                                                 $10000.00                   $10000.00                   $10000.00
                                                          10281.00                    10465.00                    10374.00
                                                          10449.00                    10779.00                    10578.00
                                                          10597.00                    11136.00                    10800.00
                                                          10664.00                    11103.00                    10817.00
                                                          10509.00                    10755.00                    10617.00
                                                          10439.00                    10622.00                    10558.00
                                                          10443.00                    10674.00                    10639.00
12/31/94                                                  10459.00                    10714.00                    10628.00
                                                          10864.00                    11247.00                    11070.00
                                                          11381.00                    11977.00                    11587.00
                                                          11565.00                    12206.00                    11767.00
                                                          11910.00                    12775.00                    12160.00
                                                          11829.00                    12476.00                    12077.00
                                                          11909.00                    12535.00                    12158.00
                                                          12090.00                    12756.00                    12368.00
12/31/96                                                  12443.00                    13146.00                    12654.00
                                                          12408.00                    13033.00                    12651.00
                                                          12748.00                    13507.00                    13003.00
                                                          13044.00                    13980.00                    13336.00
                                                          13310.00                    14429.00                    13631.00
                                                          13473.00                    14647.00                    13837.00
                                                          13726.00                    15031.00                    14093.00
                                                          14178.00                    15775.00                    14751.00
12/31/98                                                  14184.00                    15796.00                    14788.00
                                                          14126.00                    15607.00                    14747.00
                                                          13966.00                    15436.00                    14717.00
                                                          14096.00                    15519.00                    14867.00
                                                          14115.00                    15456.00                    14860.00
                                                          14447.00                    15872.00                    15103.00
                                                          14656.00                    16102.00                    15377.00
                                                          15031.00                    16565.00                    15790.00
12/31/00                                                  15519.00                    17288.00                    16416.00
                                                          15864.00                    17841.00                    16909.00
                                                          15912.00                    17895.00                    16979.00
                                                          16567.00                    18747.00                    17822.00
                                                          16423.00                    18758.00                    17798.00
                                                          16443.00                    18670.00                    17751.00
                                                          17002.00                    19370.00                    18437.00
                                                          17546.00                    20474.00                    19325.00
12/31/02                                                  17703.00                    20828.00                    19513.00

Investment Grade Income Portfolio -- Primary Class

  -------------------------------------------------
                    Cumulative      Average Annual
                   Total Return      Total Return
  -------------------------------------------------
  One Year             +8.82%           +8.82%
  Five Years          +35.40%           +6.25%
  Ten Years           +98.15%           +7.08%
  -------------------------------------------------

[PERFORMANCE CHART]

                                                 INVESTMENT GRADE INCOME      LEHMAN AGGREGATE BOND        LEHMAN CREDIT BOND
                                                 PORTFOLIO PRIMARY CLASS            INDEX(C)                    INDEX(D)
                                                 -----------------------      ---------------------        ------------------
12/31/92                                                 $10000.00                   $10000.00                   $10000.00
                                                          10413.00                    10413.00                    10483.00
                                                          10810.00                    10690.00                    10787.00
                                                          11150.00                    10968.00                    11089.00
                                                          11123.00                    10975.00                    11113.00
                                                          10799.00                    10660.00                    10810.00
                                                          10570.00                    10550.00                    10726.00
                                                          10610.00                    10615.00                    10836.00
12/31/94                                                  10587.00                    10655.00                    10818.00
                                                          11232.00                    11192.00                    11394.00
                                                          11934.00                    11874.00                    12109.00
                                                          12187.00                    12101.00                    12358.00
                                                          12719.00                    12623.00                    12873.00
                                                          12524.00                    12399.00                    12693.00
                                                          12562.00                    12470.00                    12755.00
                                                          12831.00                    12701.00                    13003.00
12/31/96                                                  13267.00                    13082.00                    13383.00
                                                          13216.00                    13008.00                    13329.00
                                                          13734.00                    13486.00                    13792.00
                                                          14239.00                    13934.00                    14228.00
                                                          14635.00                    14345.00                    14502.00
                                                          14855.00                    14568.00                    14746.00
                                                          15114.00                    14908.00                    15040.00
                                                          15460.00                    15538.00                    15641.00
12/31/98                                                  15658.00                    15591.00                    15705.00
                                                          15442.00                    15513.00                    15706.00
                                                          15296.00                    15377.00                    15578.00
                                                          15398.00                    15481.00                    15688.00
                                                          15515.00                    15462.00                    15730.00
                                                          15854.00                    15804.00                    15925.00
                                                          15925.00                    16079.00                    16456.00
                                                          16383.00                    16563.00                    16674.00
12/31/00                                                  16936.00                    17260.00                    17219.00
                                                          17467.00                    17784.00                    17902.00
                                                          17705.00                    17884.00                    18084.00
                                                          18246.00                    18709.00                    18835.00
                                                          18209.00                    18718.00                    18901.00
                                                          18199.00                    18735.00                    18868.00
                                                          18436.00                    19427.00                    19468.00
                                                          19105.00                    20317.00                    20283.00
12/31/02                                                  19815.00                    20637.00                    20816.00

 THE GRAPHS AND TABLES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
                                  WOULD PAY ON
              FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

High Yield Portfolio -- Primary Class

  ------------------------------------------------
                   Cumulative      Average Annual
                  Total Return      Total Return
  ------------------------------------------------
  One Year            -5.28%           -5.28%
  Five Years         -15.51%           -3.31%
  Life of
    Class(*)         +28.90%           +2.89%
  ------------------------------------------------
  (*) Inception date:   February 1, 1994
  ------------------------------------------------

classic valuation chart

                                                               HIGH YIELD PORTFOLIO E PRIMARY
                                                                           CLASS                    LEHMAN HIGH YIELD INDEX(E)
                                                               ------------------------------       --------------------------
2/1/1994                                                                $ 10000.00                         $ 10000.00
                                                                           9863.00                            9597.00
                                                                           9740.00                            9566.00
                                                                           9779.00                            9716.00
12/31/1994                                                                 9711.00                            9687.00
                                                                          10060.00                           10264.00
                                                                          10612.00                           10889.00
                                                                          11102.00                           11197.00
                                                                          11461.00                           11544.00
                                                                          11917.00                           11749.00
                                                                          12241.00                           11943.00
                                                                          12705.00                           12421.00
12/31/1996                                                                13170.00                           12855.00
                                                                          13451.00                           12998.00
                                                                          14086.00                           13602.00
                                                                          14780.00                           14221.00
                                                                          15258.00                           14495.00
                                                                          15993.00                           14982.00
                                                                          16582.00                           15148.00
                                                                          15003.00                           14458.00
12/31/1998                                                                14985.00                           14766.00
                                                                          16684.00                           15039.00
                                                                          16279.00                           15091.00
                                                                          15143.00                           14876.00
                                                                          16307.00                           15119.00
                                                                          15966.00                           14766.00
                                                                          15778.00                           14936.00
                                                                          15210.00                           15020.00
12/31/2000                                                                13628.00                           14233.00
                                                                          14053.00                           15138.00
                                                                          13688.00                           14792.00
                                                                          12976.00                           14166.00
                                                                          13610.00                           14985.00
                                                                          13682.00                           15326.00
                                                                          12530.00                           14259.00
                                                                          12076.00                           13841.00
12/31/2002                                                                12890.00                           14774.00

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
                                  WOULD PAY ON
              FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) The Lehman Intermediate Government/Credit Bond Index is a market value-weighted index that tracks the daily price, coupon, and total return performance of fixed rate, publicly placed, dollar-denominated obligations. Issuers include the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government, and have at least $100 million par amount outstanding and at least one year to maturity.

(B) The Lehman Intermediate Government Bond Index is a total return index consisting of investment grade corporate debt issues as well as U.S. government securities. The debt issues all maintain maturities within a range of 1 to 10 years.

(C) The Lehman Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to maturity.

(D) The Lehman Credit Bond Index includes all publicly issued, fixed rate, non-convertible, investment grade, domestic corporate debt. It also includes Yankee bonds, which are dollar-denominated, SEC-registered public, non-convertible debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, and international agencies.

(E) The Lehman High Yield Index is a market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and nonconvertible debt registered with the U.S. Securities and Exchange Commission. Index returns are for periods beginning January 31, 1994.

Statement of Net Assets

Legg Mason Income Trust, Inc.
December 31, 2002
(Amounts in Thousands)

U.S. Government Intermediate-Term Portfolio

                                           Rate        Maturity Date         Par         Value
------------------------------------------------------------------------------------------------
Long-Term Securities -- 82.0%

U.S. Government and Agency Obligations -- 53.1%
 Fixed Rate Securities -- 53.1%
 Fannie Mae                                6.250%         2/1/11           $  8,900     $  9,960
 Fannie Mae                                6.125%         3/15/12            30,380       34,633
 Freddie Mac                               5.000%         5/15/04            11,000       11,527
 Freddie Mac                               5.875%         3/21/11             9,722       10,662
 Freddie Mac                               5.750%         1/15/12             5,008        5,572
 United States Treasury Bonds              5.750%         8/15/10             3,490        4,013
 United States Treasury Bonds              8.000%        11/15/21             7,670       10,687
 United States Treasury Bonds              5.250%        11/15/28               160          167
 United States Treasury Bonds              6.250%         5/15/30               290          347
 United States Treasury Bonds              5.375%         2/15/31             9,740       10,618
 United States Treasury Notes              5.750%        11/15/05             5,230        5,781
 United States Treasury Notes              3.250%         8/15/07             1,100        1,127
 United States Treasury Notes              3.000%        11/15/07            80,380       81,347
 United States Treasury Notes              5.000%         8/15/11             1,880        2,062
 United States Treasury Notes              4.375%         8/15/12             3,750        3,920
 United States Treasury Notes              4.000%        11/15/12            14,020       14,218
                                                                                        --------
Total U.S. Government and Agency
 Obligations (Identified
 Cost -- $198,376)                                                                       206,641
------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 23.7%
 Fixed Rate Securities -- 23.2%
 Fannie Mae                                8.500%    6/1/10 to 8/1/11           351          363
 Fannie Mae                                6.500%    11/1/10 to 7/1/31       21,437       22,430
 Fannie Mae                               12.500%    11/1/12 to 4/1/18          409          500
 Fannie Mae                                7.000%    1/1/13 to 6/1/32         6,761        7,125
 Fannie Mae                                9.500%         7/1/14                254          281
 Fannie Mae                               11.000%         12/1/15               177          197
 Fannie Mae                                5.500%         9/1/17              9,646       10,015
 Fannie Mae                                9.000%         11/1/21               462          512
 Fannie Mae                                6.000%    11/1/27 to 9/1/32        4,618        4,781
 Freddie Mac                               8.250%         2/1/08                 61           62
 Freddie Mac                               8.500%    12/1/08 to 6/1/21          392          415
 Freddie Mac                               9.750%   11/1/09 to 11/1/14          106          117
 Freddie Mac                               9.000%    1/1/17 to 1/1/21           622          682
 Freddie Mac                               5.500%    3/1/17 to 8/1/17         9,480        9,844
 Freddie Mac                               7.000%    1/25/21 to 4/1/32       22,008       23,131
 Freddie Mac                               8.000%         2/1/31              1,719        1,843

                                          Rate        Maturity Date         Par         Value
-----------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- Continued
 Fixed Rate Securities -- Continued
 Government National Mortgage
   Association                            9.000%   7/15/04 to 9/15/22     $  1,088     $  1,177
 Government National Mortgage
   Association                            6.000%   5/15/14 to 11/15/32       3,539        3,697
 Government National Mortgage
   Association                            6.500%   10/15/31 to 6/15/32       3,201        3,363
                                                                                       --------
                                                                                         90,535
                                                                                       --------
 Indexed Securities(A) -- 0.5%
 Government National Mortgage
   Association                            7.063%         6/16/26             7,349          821
 Government National Mortgage
   Association                            7.113%         8/16/26             6,850          955
                                                                                       --------
                                                                                          1,776
                                                                                       --------
Total U.S. Government Agency
 Mortgage-Backed Securities (Identified
 Cost -- $89,501)                                                                        92,311
-----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 1.4%
 Banking and Finance -- 1.4%
 Ford Motor Credit Company                7.375%         2/1/11              3,560        3,462
 General Motors Acceptance Corporation    2.303%         1/17/03             1,000        1,000(A)
 Household Finance Corporation            8.000%         7/15/10               690          779
                                                                                       --------
Total Corporate Bonds and Notes
 (Identified Cost -- $5,334)                                                              5,241
-----------------------------------------------------------------------------------------------
Asset-Backed Securities -- 1.6%
 Fixed Rate Securities -- 1.6%
 Conseco Finance 2001-B                   6.003%         6/15/32             1,334        1,342
 Conseco Finance Securitizations Corp.
   2001-1                                 6.990%         7/1/32              2,600        2,277
 Green Tree Financial Corporation
   Series 1998-6                          6.270%         7/1/21              2,600        2,601
                                                                                       --------
                                                                                          6,220
                                                                                       --------
 Indexed Securities(A) -- N.M
 SLM Student Loan Trust 1998-2            2.333%         4/25/07                56           56
                                                                                       --------

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                          Rate        Maturity Date      Par/Shares     Value
-----------------------------------------------------------------------------------------------
Asset-Backed Securities -- Continued
 Stripped Securities -- N.M.
 New South Home Equity Trust 2001-1       5.490%         3/25/03          $ 14,000     $    129(B1)
                                                                                       --------
Total Asset-Backed Securities
 (Identified Cost -- $6,572)                                                              6,405
-----------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 1.9%
 Fixed Rate Securities -- 1.7%
 Blackrock Capital Finance L.P. 1997-R3   7.220%        11/25/28             1,522        1,556(C)
 Criimi Mae Commercial Mortgage Trust
   1998-C1                                7.000%         6/2/33              1,600        1,750(C)
 J.P. Morgan Commercial Mortgage
   Finance Corporation 1999-C8            7.400%         7/15/31             1,600        1,856
 Ocwen Residential MBS Corporation
   1998-R2                                6.750%        11/25/34             1,500        1,530(C)
                                                                                       --------
                                                                                          6,692
                                                                                       --------
 Stripped Securities -- 0.2%
 RFSC Series 2002-RP2                     2.000%         4/25/05            20,680          641(B1)
                                                                                       --------
Total Mortgage-Backed Securities
 (Identified Cost -- $6,663)                                                              7,333
-----------------------------------------------------------------------------------------------
Preferred Stocks -- 0.3%
 Home Ownership Funding
   Corporation                           13.331%                                 5shs       311(C,D)
 Home Ownership Funding Corporation II   13.338%                                14          870(C,D)
                                                                                       --------
Total Preferred Stocks (Identified
 Cost -- $1,538)                                                                          1,181
                                                                                       --------
Total Long-Term Securities (Identified
 Cost -- $307,984)                                                                      319,112
-----------------------------------------------------------------------------------------------
Short-Term Securities -- 17.8%

U.S. Government and Agency Obligations -- 0.5%
 Fannie Mae                               0.000%         2/12/03          $  1,900        1,897(E,F)
                                                                                       --------

                                                                            Par         Value
-----------------------------------------------------------------------------------------------
Repurchase Agreements -- 17.3%
 Lehman Brothers, Inc. 1.2%, dated 12/31/02, to be repurchased at
   $27,589 on 1/2/03 (Collateral: $12,000 Federal Home Loan Bank
   bonds, 4%, due 11/7/05, value $12,088; $8,000 Freddie Mac notes,
   8%, due 2/15/17, value $8,517; $7,185 Fannie Mae notes, 6.25%, due
   8/1/17, value $7,535)                                                  $ 27,587     $ 27,587
 Merrill Lynch Government Securities, Inc. 1.25%, dated 12/31/02, to be repurchased at $40,003 on 1/2/03 (Collateral: $58,705 Resolution
   Funding Corp. principal-only securities, due 7/15/11, value
   $40,800)                                                                 40,000       40,000
                                                                                       --------
                                                                                         67,587
                                                                                       --------
Total Short-Term Securities (Identified Cost -- $69,484)                                 69,484
-----------------------------------------------------------------------------------------------
Total Investments -- 99.8% (Identified Cost -- $377,468)                                388,596
Other Assets Less Liabilities -- 0.2%                                                       682
                                                                                       --------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
 35,501 Primary Class shares outstanding                                  $379,391
    886 Institutional Class shares outstanding                               9,149
Undistributed net investment income                                            138
Accumulated net realized gain/(loss) on investments, options and
 futures                                                                    (9,622)
Unrealized appreciation/(depreciation) of investments, options and
 futures                                                                    10,222
                                                                          --------

NET ASSETS -- 100.0%                                                                   $389,278
                                                                                       ========

NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                           $10.70
                                                                                       ========
 INSTITUTIONAL CLASS                                                                     $10.70
                                                                                       ========
-----------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                                     Expiration     Actual     Appreciation/
                                                        Date       Contracts   (Depreciation)
---------------------------------------------------------------------------------------------
Futures Contracts Purchased(G)
Eurodollar Futures                                  December 2003     100         $   203
                                                                                  -------
Futures Contracts Written(G)
U.S. Treasury Bond Futures                          March 2003        145         $  (419)
U.S. Treasury Note Futures                          March 2003        203            (696)
                                                                                  -------
                                                                                  $(1,115)
                                                                                  -------
Options Written(G)
U.S. Treasury Note Futures Call, Strike Price $115  February 2003      50         $   (29)
U.S. Treasury Note Futures Put, Strike Price $109   February 2003      50              35
                                                                                  -------
                                                                                  $     6
                                                                                  -------
---------------------------------------------------------------------------------------------

(A) Indexed security -- The rates of interest earned on these securities are tied to a specified Treasury Bill rate. These rates are as of December 31, 2002.

(B) Stripped security -- Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(C) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 1.5% of net assets.

(D) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(E) Collateral to cover futures contracts.

(F) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(G) Options and futures are described in more detail in the notes to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
December 31, 2002
(Amounts in Thousands)

Investment Grade Income Portfolio

                                         Rate        Maturity Date         Par          Value
-----------------------------------------------------------------------------------------------
Long-Term Securities -- 87.8%

Corporate Bonds and Notes -- 66.4%
 Aerospace/Defense -- 3.7%
 Lockheed Martin Corporation             8.200%         12/1/09          $  3,000      $  3,707
 Lockheed Martin Corporation             7.750%          5/1/26             1,500         1,823
 Raytheon Company                        6.400%         12/15/18            3,000         2,974
 United Technologies Corporation         6.100%         5/15/12             1,750         1,957
 United Technologies Corporation         7.500%         9/15/29             1,750         2,176
                                                                                       --------
                                                                                         12,637
                                                                                       --------
 Auto Parts and Equipment -- 0.1%
 American Axle & Manufacturing Inc.      9.750%          3/1/09                50            54
 Lear Corporation                        7.960%         5/15/05               231           237
                                                                                       --------
                                                                                            291
                                                                                       --------
 Automotive -- 0.3%
 Ford Motor Company                      8.900%         1/15/32               370           363
 Ford Motor Company                      7.700%         5/15/97               630           529
                                                                                       --------
                                                                                            892
                                                                                       --------
 Banking and Finance -- 5.6%
 Boeing Capital Corporation              5.800%         1/15/13             1,500         1,519
 Ford Motor Credit Company               6.700%         7/16/04             1,600         1,630
 Ford Motor Credit Company               7.600%          8/1/05               250           255
 Ford Motor Credit Company               6.500%         1/25/07             4,800         4,741
 Ford Motor Credit Company               5.800%         1/12/09             2,500         2,319
 Ford Motor Credit Company               7.250%         10/25/11            1,000           972
 General Motors Acceptance Corporation   6.125%          2/1/07             2,000         2,036
 General Motors Acceptance Corporation   7.250%          3/2/11               160           163
 General Motors Acceptance Corporation   7.000%          2/1/12             1,250         1,255
 General Motors Acceptance Corporation   0.000%         6/15/15             2,700         1,027(A)
 General Motors Acceptance Corporation   8.000%         11/1/31               800           804
 Household Finance Corporation           7.000%         5/15/12               510           559
 John Deere Capital Corporation          4.500%         8/22/07               495           511
 Toyota Motor Credit Corporation         2.800%         1/18/06             1,000         1,009
                                                                                       --------
                                                                                         18,800
                                                                                       --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Banks -- 5.3%
 Bank of America Corporation            3.875%         1/15/08          $  1,500      $  1,522
 Bank of America Corporation            6.250%         4/15/12             1,720         1,913
 Bank One Corporation                   5.250%         1/30/13             3,300         3,397
 Dresdner Funding Trust I               8.151%         6/30/31               200           204(B)
 FleetBoston Financial Corporation      7.250%         9/15/05             1,600         1,772
 The Sanwa Bank, Ltd., New York         7.400%         6/15/11               500           493
 U.S. Bancorp                           3.950%         8/23/07             1,660         1,697
 UBS Preferred Funding Trust I          8.622%         10/29/49              400           483(C)
 US Bank NA                             6.375%          8/1/11             1,000         1,121
 Wachovia Bank NA                       7.800%         8/18/10               800           966
 Wachovia Corporation                   4.950%         11/1/06             2,400         2,561
 Washington Mutual, Inc.                5.625%         1/15/07             1,600         1,712
                                                                                      --------
                                                                                        17,841
                                                                                      --------
 Building Materials -- N.M.
 American Standard, Inc.                8.250%          6/1/09                37            40
 American Standard, Inc.                7.625%         2/15/10                 5             5
 Nortek Holdings, Inc.                  8.875%          8/1/08               100           102
                                                                                      --------
                                                                                           147
                                                                                      --------
 Cable -- 0.5%
 Comcast Cable Communications, Inc.     6.750%         1/30/11             1,250         1,300
 TCI Communications, Inc.               6.375%          5/1/03               240           240
 Tele-Communications, Inc.              7.125%         2/15/28               180           168
                                                                                      --------
                                                                                         1,708
                                                                                      --------
 Casino Resorts -- 0.2%
 Harrah's Operating Company, Inc.       7.875%         12/15/05              500           530
                                                                                      --------
 Chemicals -- 1.3%
 Rohm and Haas Company                  6.950%         7/15/04             1,170         1,248
 Rohm and Haas Company                  7.400%         7/15/09             1,000         1,154
 The Dow Chemical Company               6.000%         10/1/12             1,250         1,278
 The Dow Chemical Company               7.375%         11/1/29               760           822
                                                                                      --------
                                                                                         4,502
                                                                                      --------

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Computer Services and
   Systems -- 0.9%
 Compaq Computer Corporation            7.650%          8/1/05          $  1,500      $  1,639
 Hewlett-Packard Company                6.500%          7/1/12               700           777
 International Business Machines
   Corporation                          4.750%         11/29/12              750           753
                                                                                      --------
                                                                                         3,169
                                                                                      --------
 Consumer Products -- 0.6%
 Kimberly-Clark Corporation             4.500%         7/30/05               500           528(B)
 The Procter & Gamble Company           4.300%         8/15/08             1,000         1,056
 Unilever Capital Corporation           7.125%         11/1/10               480           567
                                                                                      --------
                                                                                         2,151
                                                                                      --------
 Diversified Financial
   Services -- 7.2%
 Associates Corporation of North
   America                              8.150%          8/1/09               775           902
 CIT Group Inc.                         5.500%         11/30/07            2,200         2,249
 Citigroup Inc.                         5.800%         3/15/04             1,000         1,045
 Citigroup Inc.                         5.000%          3/6/07             4,800         5,123
 Citigroup Inc.                         6.000%         2/21/12             1,400         1,537
 Citigroup Inc.                         5.625%         8/27/12               200           210
 General Electric Capital Corporation   4.250%         1/15/08             2,640         2,707
 General Electric Capital Corporation   5.875%         2/15/12             1,600         1,711
 General Electric Capital Corporation   6.750%         3/15/32               980         1,083
 IBJ Preferred Capital Corp. LLC        8.790%         12/29/49            1,520         1,286(B,C)
 SB Treasury Company LLC                9.400%         12/29/49              840           825(B,C)
 Transamerica Finance Corporation       5.750%         1/28/04             2,000         2,080
 Wells Fargo & Company                  5.125%         2/15/07             2,600         2,793
 Wells Fargo & Company                  6.375%          8/1/11               800           896
                                                                                      --------
                                                                                        24,447
                                                                                      --------
 Diversified Services -- 0.6%
 Loews Corporation                      7.625%          6/1/23             1,000         1,015
 Loews Corporation                      7.000%         10/15/23            1,000           997
                                                                                      --------
                                                                                         2,012
                                                                                      --------
 Electric -- 1.7%
 Commonwealth Edison Company            6.150%         3/15/12               560           620
 Mirant Americas Generation Inc.        8.300%          5/1/11               440           209
 Niagara Mohawk Power Corporation       7.750%         10/1/08             1,010         1,167
 Niagara Mohawk Power Corporation       0.000%          7/1/10               720           739(C)

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Electric -- Continued
 System Energy Resources, Inc.          7.430%         1/15/11          $    546      $    569
 The Cleveland Electric Illuminating
   Company                              7.880%         11/1/17               850           984
 The Detroit Edison Company             5.200%         10/15/12            1,260         1,304
                                                                                      --------
                                                                                         5,592
                                                                                      --------
 Electrical Equipment -- 0.3%
 Emerson Electric Co.                   6.000%         8/15/32               900           914
                                                                                      --------
 Energy -- 4.5%
 American Electric Power Company,
   Inc.                                 6.125%         5/15/06             1,325         1,305
 Calpine Corporation                    7.750%         4/15/09                49            21
 Calpine Corporation                    8.500%         2/15/11             1,120           487
 CMS Energy Corporation                 7.500%         1/15/09               100            85
 Dominion Resources, Inc.               5.125%         12/15/09              490           496
 Dominion Resources, Inc.               5.700%         9/17/12             2,280         2,365
 Duke Energy Corporation                5.625%         11/30/12              170           170
 Entergy Gulf States, Inc.              8.250%          4/1/04             1,800         1,908
 Exelon Corporation                     6.750%          5/1/11             2,000         2,189
 FirstEnergy Corp.                      5.500%         11/15/06            2,000         2,011
 FirstEnergy Corp.                      6.450%         11/15/11              710           706
 FirstEnergy Corp.                      7.375%         11/15/31              890           863
 MidAmerican Energy Holdings Company    5.875%         10/1/12               750           760(B)
 Midwest Generation LLC                 8.560%          1/2/16             2,000         1,237
 Oncor Electric Delivery Company        7.000%          9/1/22               500           466(B)
                                                                                      --------
                                                                                        15,069
                                                                                      --------
 Entertainment -- 0.4%
 The Walt Disney Company                6.375%          3/1/12             1,250         1,367
                                                                                      --------
 Environmental Services -- 1.3%
 Republic Services, Inc.                6.750%         8/15/11             2,340         2,558
 Safety-Kleen Corp.                     9.250%         5/15/09               119             4(D)
 Waste Management, Inc.                 6.375%         11/15/12              230           237(B)
 Waste Management, Inc.                 7.375%         5/15/29             1,700         1,757
                                                                                      --------
                                                                                         4,556
                                                                                      --------

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Food, Beverage and Tobacco -- 8.1%
 Anheuser-Busch Companies, Inc.         4.375%         1/15/13          $    800      $    796
 Anheuser-Busch Companies, Inc.         6.500%          2/1/43             1,800         2,023
 Archer-Daniels-Midland Company         7.000%          2/1/31             2,500         2,879
 Campbell Soup Company                  5.500%         3/15/07             2,000         2,163
 Campbell Soup Company                  5.000%         12/3/12               800           817
 Kellogg Company                        6.000%          4/1/06             1,000         1,084
 Kellogg Company                        6.600%          4/1/11               800           901
 Kellogg Company                        7.450%          4/1/31             1,000         1,218
 Kraft Foods Inc.                       5.250%          6/1/07             1,000         1,080
 Kraft Foods Inc.                       6.500%         11/1/31             1,000         1,099
 Nabisco Incorporated                   7.050%         7/15/07             3,100         3,553
 Philip Morris Companies Inc.           7.750%         1/15/27             1,165         1,282
 R.J. Reynolds Tobacco Holdings,
   Inc.                                 7.750%         5/15/06             1,280         1,396
 R.J. Reynolds Tobacco Holdings,
   Inc.                                 7.875%         5/15/09               860           938
 Safeway Inc.                           5.800%         8/15/12               750           785
 Sara Lee Corporation                   6.250%         9/15/11             1,325         1,486
 The Pepsi Bottling Group, Inc.         7.000%          3/1/29             1,800         2,091
 Tyson Foods, Inc.                      8.250%         10/1/11             1,500         1,773
                                                                                      --------
                                                                                        27,364
                                                                                      --------
 Gaming -- N.M.
 Horseshoe Gaming Holding Corp.         8.625%         5/15/09                69            73
 International Game Technology          8.375%         5/15/09                70            78
                                                                                      --------
                                                                                           151
                                                                                      --------
 Gas and Pipeline Utilities -- 0.8%
 Dynegy Holdings Inc.                   8.750%         2/15/12             1,690           592
 Tennessee Gas Pipeline Company         8.375%         6/15/32             1,000           870
 The Williams Companies, Inc.           7.625%         7/15/19             2,000         1,260
                                                                                      --------
                                                                                         2,722
                                                                                      --------
 Insurance -- 0.4%
 Ace Capital Trust II                   9.700%          4/1/30             1,090         1,324
                                                                                      --------
 Investment Banking/Brokerage -- 4.3%
 Credit Suisse First Boston USA         5.750%         4/15/07               740           792
 Credit Suisse First Boston USA         4.625%         1/15/08               760           771
 J.P. Morgan Chase & Co.                5.350%          3/1/07               400           423
 J.P. Morgan Chase & Co.                6.625%         3/15/12             2,750         2,981
 J.P. Morgan Chase & Co.                5.750%          1/2/13             1,100         1,114

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Investment
   Banking/Brokerage -- Continued
 Lehman Brothers Holdings Inc.          6.250%         5/15/06          $  2,000      $  2,187
 Lehman Brothers Holdings Inc.          6.625%         1/18/12               800           885
 Merrill Lynch & Co., Inc.              6.000%         2/17/09               800           869
 Morgan Stanley                         5.800%          4/1/07             2,600         2,820
 The Goldman Sachs Group, Inc.          6.600%         1/15/12             1,550         1,713
                                                                                      --------
                                                                                        14,555
                                                                                      --------
 Machinery -- 0.6%
 Caterpillar Inc.                       6.550%          5/1/11             1,600         1,822
 Terex Corporation                      8.875%          4/1/08               132           119
                                                                                      --------
                                                                                         1,941
                                                                                      --------
 Media -- 2.0%
 AOL Time Warner Inc.                   6.150%          5/1/07             1,600         1,662
 AOL Time Warner Inc.                   6.875%          5/1/12               800           845
 AOL Time Warner Inc.                   7.700%          5/1/32               670           697
 News America Holdings Incorporated     8.875%         4/26/23               500           555
 News America Holdings Incorporated     7.750%          2/1/24                80            80
 News America Holdings Incorporated     8.250%         10/17/96              200           198
 News America Incorporated              7.625%         11/30/28            1,410         1,440
 Viacom Inc.                            5.625%         8/15/12             1,250         1,333
                                                                                      --------
                                                                                         6,810
                                                                                      --------
 Medical Care Facilities -- 0.3%
 HCA Inc.                               6.300%         10/1/12             1,020         1,029
                                                                                      --------
 Metals and Mining -- 0.6%
 Alcoa Inc.                             5.375%         1/15/13             1,800         1,905
                                                                                      --------
 Oil and Gas -- 2.9%
 Apache Corporation                     6.250%         4/15/12             1,250         1,401
 ConocoPhillips                         4.750%         10/15/12            2,170         2,182(B)
 ConocoPhillips                         5.900%         10/15/32              500           497(B)
 El Paso Corporation                    7.800%          8/1/31             1,660         1,029
 El Paso Corporation                    7.750%         1/15/32               340           211
 Ocean Energy Inc.                      4.375%         10/1/07               965           979
 Union Oil Company of California        7.350%         6/15/09             3,000         3,467
                                                                                      --------
                                                                                         9,766
                                                                                      --------

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Paper and Forest Products -- 1.2%
 MeadWestvaco Corporation               6.850%          4/1/12          $  1,250      $  1,387
 Weyerhaeuser Company                   6.125%         3/15/07               750           803
 Weyerhaeuser Company                   6.750%         3/15/12             1,070         1,166
 Weyerhaeuser Company                   7.375%         3/15/32               720           781
                                                                                      --------
                                                                                         4,137
                                                                                      --------
 Pharmaceuticals -- 0.6%
 Bristol-Myers Squibb Company           5.750%         10/1/11             1,810         1,927
                                                                                      --------
 Real Estate -- 0.1%
 Socgen Real Estate Co. LLC             7.640%         12/29/49              180           198(B,C)
                                                                                      --------
 Retail -- 0.5%
 Target Corporation                     5.875%          3/1/12             1,240         1,344
 Wal-Mart Stores, Inc.                  7.550%         2/15/30               200           253
                                                                                      --------
                                                                                         1,597
                                                                                      --------
 Services -- 0.1%
 Alliant Energy Resources, Inc.         9.750%         1/15/13               330           327(B)
                                                                                      --------
 Special Purpose -- 6.0%
 Anadarko Finance Company               6.750%          5/1/11             1,500         1,690
 Anadarko Finance Company               7.500%          5/1/31             2,000         2,378
 ChevronTexaco Capital Company          3.500%         9/17/07             1,000         1,018
 Conoco Funding Company                 5.450%         10/15/06            1,250         1,349
 Conoco Funding Company                 6.350%         10/15/11              640           715
 DaimlerChrysler NA Holding Corp.       6.400%         5/15/06               800           862
 DaimlerChrysler NA Holding Corp.       7.300%         1/15/12             1,025         1,150
 DaimlerChrysler NA Holding Corp.       8.500%         1/18/31               800           985
 Gemstone Investors Limited             7.710%         10/31/04              440           338(B)
 H.J. Heinz Finance Company             6.500%         3/15/12               800           869(B)
 H.J. Heinz Finance Company             7.250%         3/15/32               800           883(B)
 Sprint Capital Corporation             6.000%         1/15/07               700           662
 Sprint Capital Corporation             8.375%         3/15/12               700           697
 Sprint Capital Corporation             6.900%          5/1/19               720           590
 Sprint Capital Corporation             8.750%         3/15/32               700           665
 TCI Communications Financing III       9.650%         3/31/27             1,650         1,518

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Special Purpose -- Continued
 Verizon Global Funding Corp.           6.125%         6/15/07          $  2,600      $  2,852
 Verizon Global Funding Corp.           6.875%         6/15/12             1,000         1,116
                                                                                      --------
                                                                                        20,337
                                                                                      --------
 Telecommunications -- 2.3%
 AT&T Corp.                             7.800%         11/15/11              800           874
 AT&T Corp.                             6.500%         3/15/13               160           161
 AT&T Corp.                             8.500%         11/15/31              640           705
 BellSouth Corporation                  6.000%         10/15/11              800           877
 Citizens Communications Company        8.500%         5/15/06             1,000         1,108
 EchoStar DBS Corporation               9.375%          2/1/09                29            31
 GTE Corporation                        6.940%         4/15/28             1,700         1,784
 SBC Communications Inc.                5.875%         8/15/12             2,020         2,181
                                                                                      --------
                                                                                         7,721
                                                                                      --------
 Telecommunications (Cellular/Wireless) --0.5%
 Cingular Wireless LLC                  5.625%         12/15/06              800           841
 Verizon Wireless Capital LLC           5.375%         12/15/06              800           836
                                                                                      --------
                                                                                         1,677
                                                                                      --------
 Transportation -- 0.6%
 Burlington Northern Railroad Company   6.960%         3/22/09               316           349
 Burlington Northern Railroad Company   7.330%         6/23/10               232           262
 Consolidated Rail Corporation          7.875%         5/15/43               600           704
 Delta Air Lines, Inc.                  6.718%          7/2/24               840           887
                                                                                      --------
                                                                                         2,202
                                                                                      --------
Total Corporate Bonds and Notes
 (Identified Cost -- $217,509)                                                         224,315
----------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 2.6%
 Fixed Rate Securities -- 2.6%
 Fannie Mae                             2.875%         10/15/05              860           877
 Fannie Mae                             6.000%         5/15/11               700           791
 Fannie Mae                             5.375%         11/15/11              300           325
 Federal Home Loan Bank                 3.625%         10/15/04            1,060         1,096
 Freddie Mac                            6.750%         9/15/29                 9            11
 Tennessee Valley Authority             5.375%         11/13/08              150           165
 Tennessee Valley Authority             6.750%         11/1/25               210           246
 United States Treasury Bonds           5.750%         8/15/10                30            34

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- Continued
 Fixed Rate Securities -- Continued
 United States Treasury Bonds           5.375%         2/15/31          $    760      $    829
 United States Treasury Notes           4.375%         5/15/07             1,450         1,557
 United States Treasury Notes           5.000%         8/15/11             1,415         1,551
 United States Treasury Notes           4.000%         11/15/12            1,195         1,212
                                                                                      --------
Total U.S. Government and Agency
 Obligations (Identified
 Cost -- $8,181)                                                                         8,694
----------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 0.1%
 Fixed Rate Securities -- N.M.
 Fannie Mae                             8.000%         4/25/06               105           108
                                                                                      --------
 Indexed Securities(E) -- 0.1%
 Freddie Mac                            4.751%          9/1/24               181           187
                                                                                      --------
Total U.S. Government Agency
 Mortgage-Backed Securities
 (Identified Cost -- $287)                                                                 295
----------------------------------------------------------------------------------------------
Yankee Bonds(F) -- 18.7%
 Banks -- 2.6%
 Inter-American Development Bank        4.000%         1/18/05             2,450         2,559
 Korea Development Bank                 6.750%         12/1/05             4,020         4,434
 Royal Bank of Scotland Group plc       8.817%         3/31/49             1,500         1,684
                                                                                      --------
                                                                                         8,677
                                                                                      --------
 Chemicals -- N.M.
 Avecia Group plc                      11.000%          7/1/09               106            83
                                                                                      --------
 Diversified Financial
   Services -- 0.2%
 HSBC Holdings plc                      5.250%         12/12/12              700           717
                                                                                      --------
 Electric -- 1.4%
 Hydro Quebec                           7.500%          4/1/16             3,625         4,524
                                                                                      --------
 Foreign Governments -- 6.0%
 Federative Republic of Brazil          2.625%         4/15/09               191           127(E)
 Federative Republic of Brazil         14.500%         10/15/09              580           482
 Federative Republic of Brazil         12.000%         4/15/10               580           422
 Federative Republic of Brazil          2.625%         4/15/12               430           232(E)

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Foreign Governments -- Continued
 Federative Republic of Brazil          2.625%         4/15/12          $    660      $    356(E)
 Federative Republic of Brazil          8.000%         4/15/14             3,177         2,081
 Federative Republic of Brazil         11.000%         8/17/40               410           255
 Province of Manitoba                   9.500%         9/15/18             1,080         1,615
 Province of Nova Scotia                5.750%         2/27/12               500           549
 Province of Ontario                    3.500%         9/17/07             1,000         1,016
 Republic of Colombia                  10.500%          7/9/10               180           189
 Republic of Colombia                  11.750%         2/25/20               640           685
 Republic of Korea                      8.875%         4/15/08             1,800         2,234
 Republic of Panama                     9.625%          2/8/11               120           131
 Republic of Panama                     9.375%         7/23/12               830           888
 Republic of Panama                     5.000%         7/17/14                80            72(C)
 Republic of Panama                    10.750%         5/15/20               100           111
 Republic of Peru                       4.500%          3/7/17             1,323         1,028(C)
 Republic of Peru                       4.500%          3/7/17               274           217(B,C)
 Republic of the Philippines            9.875%         1/15/19               870           861
 Republic of the Philippines           10.625%         3/16/25                50            52
 Russian Federation                     8.250%         3/31/10               490           518
 Russian Federation                     5.000%         3/31/30               700           556(C)
 United Mexican States                  8.375%         1/14/11             1,200         1,356
 United Mexican States                 11.500%         5/15/26             2,980         4,068
                                                                                      --------
                                                                                        20,101
                                                                                      --------
 Insurance -- 0.2%
 XL Capital plc                         6.500%         1/15/12               700           758
                                                                                      --------
 Manufacturing (Diversified) -- 1.1%
 Tyco International Group SA            6.375%         6/15/05             1,000           970
 Tyco International Group SA            6.375%         10/15/11              250           234
 Tyco International Group SA            7.000%         6/15/28               554           487
 Tyco International Group SA            6.875%         1/15/29             2,366         2,082
                                                                                      --------
                                                                                         3,773
                                                                                      --------
 Oil and Gas -- 1.3%
 Petroliam Nasional Berhad              7.625%         10/15/26              610           632(B)
 Petronas Capital Ltd.                  7.875%         5/22/22               770           827(B)
 YPF Sociedad Anonima                  10.000%         11/2/28             3,500         2,905
                                                                                      --------
                                                                                         4,364
                                                                                      --------

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Special Purpose -- 2.6%
 Diageo Capital Plc                     3.500%         11/19/07         $    750      $    754
 GM Nova Scotia                         6.850%         10/15/08            1,160         1,200
 PDVSA Finance Ltd.                     8.500%         11/16/12            1,910         1,509
 PDVSA Finance Ltd. 1999 - I            9.750%         2/15/10             4,000         3,560
 PDVSA Finance Ltd. 1999 - K            9.950%         2/15/20               800           638
 Redwood Capital II Ltd.                4.806%          1/1/04               200           199(B,E)
 Telefonica Europe BV                   8.250%         9/15/30               800           982
                                                                                      --------
                                                                                         8,842
                                                                                      --------
 Telecommunications -- 2.1%
 British Telecommunications plc         8.375%         12/15/10              900         1,079
 British Telecommunications plc         8.875%         12/15/30              420           536
 Deutsche Telekom International
   Finance                              9.250%          6/1/32               750           951
 France Telecom SA                     10.000%          3/1/31               340           414
 Koninklijke KPN NV                     8.000%         10/1/10               990         1,159
 Telefonica de Argentina S.A.          11.875%         11/1/04             4,000         3,040
                                                                                      --------
                                                                                         7,179
                                                                                      --------
 Telecommunications (Cellular/Wireless) --0.3%
 Vodafone Group PLC                     7.625%         2/15/05             1,000         1,102
                                                                                      --------
 Transportation -- 0.9%
 C P Railway Limited                    7.125%         10/15/31            2,500         2,911
                                                                                      --------
Total Yankee Bonds
 (Identified Cost -- $62,999)                                                           63,031
                                                                                      --------
Total Long-Term Securities
 (Identified Cost -- $288,976)                                                         296,335
----------------------------------------------------------------------------------------------
Short-Term Securities -- 10.6%

U.S. Government and Agency Obligations -- 0.1%
 Fannie Mae                             0.000%         2/12/03               500           499(A,G)
                                                                                      --------
Repurchase Agreements -- 10.5%
 Lehman Brothers, Inc. 1.2%, dated 12/31/02, to be repurchased at
   $15,343 on 1/2/03 (Collateral: $15,342 Tennessee Valley Authority
   notes, 8.25%, due 4/15/42, value, $15,649)                             15,342        15,342

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                                          Par          Value
----------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued
Merrill Lynch Government Securities, Inc. 1.25%, dated 12/31/02, to be repurchased at $20,001 on 1/2/03 (Collateral: $38,765 Resolution
Funding Corp. principal-only security, due 10/15/15, value $20,400)     $ 20,000      $ 20,000
                                                                                      --------
                                                                                        35,342
                                                                                      --------
Total Short-Term Securities (Identified Cost -- $35,841)                                35,841
----------------------------------------------------------------------------------------------
Total Investments -- 98.4% (Identified Cost -- $324,817)                               332,176
Other Assets Less Liabilities -- 1.6%                                                    5,423
                                                                                      --------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
 32,120 Primary Class shares outstanding                                $330,080
   272 Institutional Class shares outstanding                              2,732
Undistributed net investment income                                           99
Accumulated net realized gain/(loss) on investments, options and
 futures                                                                  (3,323)
Unrealized appreciation/(depreciation) of investments, options and
 futures                                                                   8,011
                                                                        --------

NET ASSETS -- 100.0%                                                                  $337,599
                                                                                      ========

NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                          $10.42
                                                                                      ========
 INSTITUTIONAL CLASS                                                                    $10.43
                                                                                      ========
----------------------------------------------------------------------------------------------

                                                    Expiration   Actual     Appreciation/
                                                       Date     Contracts   (Depreciation)
------------------------------------------------------------------------------------------
Futures Contracts Purchased(H)
U.S. Treasury Bond Futures                          March 2003     310         $   721
                                                                               -------
Futures Contracts Written(H)
U.S. Treasury Note Futures                          March 2003      23         $   (69)
                                                                               -------
------------------------------------------------------------------------------------------

(A) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.4% of net assets.

(C) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(D) Bond is in default at December 31, 2002.

(E) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"), Consumer Price Index ("CPI"), or the one-year Treasury Bill rate. The coupon rates are the rates as of December 31, 2002.

(F) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(G) Collateral to cover futures contracts.

(H) Futures are described in more detail in the notes to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
December 31, 2002
(Amounts in Thousands)

High Yield Portfolio

                                                 Rate     Maturity Date      Par           Value
--------------------------------------------------------------------------------------------------
Long-Term Securities -- 95.0%

Corporate Bonds and Notes -- 84.8%
 Advertising -- 0.3%
 Vertis, Inc.                                   10.875%    6/15/09          $  490        $    510(A)
                                                                                          --------
 Animal Hospitals -- 0.6%
 Vicar Operating, Inc.                           9.875%    12/1/09             852             920
                                                                                          --------
 Apparel -- 1.6%
 Levi Strauss & Co.                              6.800%    11/1/03             348             343
 Russell Corporation                             9.250%     5/1/10             922             987
 The William Carter Company                     10.875%    8/15/11           1,125           1,226
                                                                                          --------
                                                                                             2,556
                                                                                          --------
 Auto Parts and Equipment -- 2.0%
 American Axle & Manufacturing Inc.              9.750%     3/1/09           1,415           1,517
 Cummins Inc.                                    9.500%    12/1/10             749             798(A)
 Lear Corporation                                7.960%    5/15/05             257             264
 Lear Corporation                                8.110%    5/15/09             698             738
                                                                                          --------
                                                                                             3,317
                                                                                          --------
 Automotive -- 0.8%
 Asbury Automotive Group Inc.                    9.000%    6/15/12           1,576           1,371
                                                                                          --------
 Building Materials -- 1.4%
 American Standard, Inc.                         7.375%    4/15/05             754             784
 American Standard, Inc.                         7.375%     2/1/08              56              59
 American Standard, Inc.                         8.250%     6/1/09              29              31
 American Standard, Inc.                         7.625%    2/15/10              56              59
 Nortek Holdings, Inc.                           9.125%     9/1/07             700             718
 Nortek Holdings, Inc.                           8.875%     8/1/08             326             333
 Nortek Holdings, Inc.                           9.875%    6/15/11             251             251
                                                                                          --------
                                                                                             2,235
                                                                                          --------
 Cable -- 1.6%
 Charter Communications Holdings, LLC            8.625%     4/1/09              19               8
 Charter Communications Holdings, LLC           10.750%    10/1/09           1,788             809
 Charter Communications Holdings, LLC            9.625%    11/15/09            312             139
 Charter Communications Holdings, LLC            0.000%    1/15/12           1,693             398(B)

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Cable -- Continued
 CSC Holdings Inc.                              7.625%     4/1/11          $  245        $    230
 Insight Communications Company, Inc.           0.000%    2/15/11           1,940           1,070(B)
                                                                                         --------
                                                                                            2,654
                                                                                         --------
 Casino Resorts -- 3.0%
 Harrah's Operating Company, Inc.               7.875%    12/15/05          1,104           1,170
 Mandalay Resort Group                          9.250%    12/1/05             163             170
 Mandalay Resort Group                          9.500%     8/1/08             172             191
 Mandalay Resort Group                          9.375%    2/15/10             119             128
 MGM MIRAGE                                     9.750%     6/1/07             304             336
 MGM MIRAGE                                     8.500%    9/15/10             173             191
 MGM MIRAGE                                     8.375%     2/1/11             102             110
 Mirage Resorts, Incorporated                   7.250%    10/15/06            465             485
 Park Place Entertainment Corporation           7.875%    12/15/05          1,044           1,062
 Park Place Entertainment Corporation           8.500%    11/15/06             91              97
 Park Place Entertainment Corporation           9.375%    2/15/07             131             140
 Station Casinos, Inc.                          9.875%     7/1/10             846             918
                                                                                         --------
                                                                                            4,998
                                                                                         --------
 Chemicals -- 4.5%
 FMC Corporation                               10.250%    11/1/09             726             784(A)
 Georgia Gulf Corporation                      10.375%    11/1/07             915             970
 Huntsman International Holdings LLC            0.000%    12/31/09          4,385             987(C)
 Huntsman International LLC                     9.875%     3/1/09             712             712
 IMC Global Inc.                                6.500%     8/1/03              20              20
 IMC Global Inc.                               10.875%     6/1/08             726             788
 Kaiser Aluminum & Chemical                    12.750%     2/1/03           2,500             187(D)
 Lyondell Chemical Company                      9.875%     5/1/07              91              88
 Lyondell Chemical Company                      9.500%    12/15/08            955             888
 MacDermid, Incorporated                        9.125%    7/15/11             910             971
 Millennium America Inc.                        9.250%    6/15/08             264             275
 Millennium America Inc.                        9.250%    6/15/08             700             730(A)
                                                                                         --------
                                                                                            7,400
                                                                                         --------
 Commercial Services and Supplies -- 1.2%
 Coinmach Corporation                           9.000%     2/1/10             962           1,009
 Weight Watchers International, Inc.           13.000%    10/1/09             807             928
                                                                                         --------
                                                                                            1,937
                                                                                         --------
 Containers and Packaging -- 1.4%
 Berry Plastics Corporation                    10.750%    7/15/12             289             308
 Graphic Packaging Corporation                  8.625%    2/15/12             786             827

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Containers and Packaging -- Continued
 Packaging Corp. of America                     9.625%     4/1/09          $  178        $    191
 Riverwood International Corporation           10.875%     4/1/08             475             477
 Smurfit-Stone Container Corporation            8.250%    10/1/12             548             559(A)
                                                                                         --------
                                                                                            2,362
                                                                                         --------
 Electric -- 1.8%
 Orion Power Holdings, Inc.                    12.000%     5/1/10           1,680           1,210
 The AES Corporation                           10.000%    7/15/05             754             716(A)
 The AES Corporation                            9.500%     6/1/09           1,817           1,113
                                                                                         --------
                                                                                            3,039
                                                                                         --------
 Electronics -- 2.3%
 Amkor Technology, Inc.                         9.250%     5/1/06             345             295
 Amkor Technology, Inc.                         9.250%    2/15/08             323             273
 Amkor Technology, Inc.                        10.500%     5/1/09             736             567
 L-3 Communications Corp.                       7.625%    6/15/12           1,164           1,199
 ON Semiconductor Corporation                  12.000%    5/15/08           1,381           1,015(A)
 Sanmina-SCI Corporation                       10.375%    1/15/10             274             277(A)
 Solectron Corporation                          0.000%     5/8/20             390             239(C,E)
                                                                                         --------
                                                                                            3,865
                                                                                         --------
 Energy -- 2.9%
 Calpine Corporation                            7.750%    4/15/09              27              11
 Calpine Corporation                            8.625%    8/15/10           2,725           1,158
 Calpine Corporation                            8.500%    2/15/11           1,549             674
 CMS Energy Corporation                         9.875%    10/15/07          1,426           1,355
 Peabody Energy Corporation                     8.875%    5/15/08           1,439           1,511
                                                                                         --------
                                                                                            4,709
                                                                                         --------
 Entertainment -- 1.3%
 Regal Cinemas, Inc.                            9.375%     2/1/12             745             793
 Six Flags, Inc.                                0.000%     4/1/08             837             810(B)
 Six Flags, Inc.                                9.500%     2/1/09             512             494
                                                                                         --------
                                                                                            2,097
                                                                                         --------
 Environmental Services -- 2.2%
 Allied Waste North America Incorporated        8.875%     4/1/08             136             138
 Allied Waste North America Incorporated        8.500%    12/1/08           1,552           1,560
 Allied Waste North America Incorporated       10.000%     8/1/09           1,253           1,243
 Browning-Ferris Industries, Inc.               7.400%    9/15/35             103              84

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Environmental Services -- Continued
 Safety-Kleen Corp.                             9.250%    5/15/09          $3,894        $    127(D)
 Waste Management, Inc.                         6.500%    11/15/08            475             514
                                                                                         --------
                                                                                            3,666
                                                                                         --------
 Food, Beverage and Tobacco -- 1.2%
 Cott Beverages Incorporated                    8.000%    12/15/11            770             816
 DIMON Incorporated                             9.625%    10/15/11          1,171           1,239
                                                                                         --------
                                                                                            2,055
                                                                                         --------
 Gaming -- 2.8%
 Argosy Gaming Company                          9.000%     9/1/11             782             828
 Boyd Gaming Corporation                        7.750%    12/15/12          1,584           1,550(A)
 Horseshoe Gaming Holding Corp.                 8.625%    5/15/09           1,113           1,182
 Mohegan Tribal Gaming Authority                8.750%     1/1/09           1,072           1,126
                                                                                         --------
                                                                                            4,686
                                                                                         --------
 Gas and Pipeline Utilities -- 1.9%
 Southern Natural Gas Company                   8.000%     3/1/32             719             633
 Tennessee Gas Pipeline Company                 8.375%    6/15/32             556             484
 The Williams Companies, Inc.                   9.250%    3/15/04             189             150
 The Williams Companies, Inc.                   8.125%    3/15/12             534             363(A)
 The Williams Companies, Inc.                   7.500%    1/15/31             334             209
 The Williams Companies, Inc.                   8.750%    3/15/32             782             512
 Transcontinental Gas Pipeline Corporation      7.000%    8/15/11             352             320
 Transcontinental Gas Pipeline Corporation      8.875%    7/15/12             422             422(A)
                                                                                         --------
                                                                                            3,093
                                                                                         --------
 Health Care -- 1.0%
 Extendicare Health Services Inc.               9.350%    12/15/07            870             722
 Rotech Healthcare Inc.                         9.500%     4/1/12             874             875(A)
                                                                                         --------
                                                                                            1,597
                                                                                         --------
 Homebuilding -- 1.3%
 D.R. Horton, Inc.                              7.500%    12/1/07               5               5
 Lennar Corporation                             9.950%     5/1/10             570             621
 Schuler Homes, Inc.                            9.375%    7/15/09             168             172
 Schuler Homes, Inc.                           10.500%    7/15/11             640             656
 The Ryland Group, Inc.                         8.000%    8/15/06             710             731
                                                                                         --------
                                                                                            2,185
                                                                                         --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Industrial Services -- 1.1%
 Holley Performance Products                   12.250%    9/15/07          $  406        $    162
 Johnsondiversey Inc.                           9.625%    5/15/12             833             877(A)
 National Waterworks Incorporated              10.500%    12/1/12             667             696(A)
                                                                                         --------
                                                                                            1,735
                                                                                         --------
 Insurance -- 0.8%
 Willis Corroon Corporation                     9.000%     2/1/09           1,299           1,370
                                                                                         --------
 Lodging/Hotels -- 2.4%
 Extended Stay America, Inc.                    9.150%    3/15/08             629             619
 Extended Stay America, Inc.                    9.875%    6/15/11             600             609
 Felcore Lodging LP                             9.500%    9/15/08             530             541
 Hilton Hotels Corporation                      7.950%    4/15/07             133             138
 Hilton Hotels Corporation                      7.625%    5/15/08             453             464
 Host Marriott Corporation                      7.875%     8/1/08             224             217
 Host Marriott Corporation                      8.450%    12/1/08             871             860
 MeriStar Hospitality Corporation               9.000%    1/15/08             335             295
 MeriStar Hospitality Corporation               9.125%    1/15/11             198             172
                                                                                         --------
                                                                                            3,915
                                                                                         --------
 Machinery -- 3.0%
 AGCO Corporation                               9.500%     5/1/08             840             907
 Joy Global Inc.                                8.750%    3/15/12             855             891
 NMHG Holdings Company                         10.000%    5/15/09           1,151           1,151
 Terex Corporation                             10.375%     4/1/11             625             588
 Terex Corporation                              9.250%    7/15/11           1,500           1,367
                                                                                         --------
                                                                                            4,904
                                                                                         --------
 Machinery (Oil Well Equipment) -- 0.4%
 Grant Prideco, Inc.                            9.000%    12/15/09            552             574(A)
                                                                                         --------
 Manufacturing (Diversified) -- 1.4%
 AAF-McQuay Inc.                                8.875%    2/15/03             600             600
 Atrium Companies, Inc.                        10.500%     5/1/09             870             844
 Interface, Inc.                                9.500%    11/15/05            602             542
 Interface, Inc.                               10.375%     2/1/10             410             397
                                                                                         --------
                                                                                            2,383
                                                                                         --------

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Media -- 4.6%
 American Media Operations, Inc.               10.250%     5/1/09          $  974        $  1,008
 AMFM Inc.                                      8.125%    12/15/07            415             432
 AMFM Inc.                                      8.000%    11/1/08             642             701
 Brill Media Company, LLC                      12.000%    12/15/07          3,000           1,050(D)
 Clear Channel Communications, Inc.             7.875%    6/15/05             315             345
 Emmis Communications Corporation               8.125%    3/15/09             520             538
 Emmis Communications Corporation               0.000%    3/15/11             300             241(B)
 Garden State Newspapers, Inc.                  8.750%    10/1/09             877             890
 LIN Holdings Corp.                             0.000%     3/1/08             902             921(B)
 Paxson Communications Corporation             10.750%    7/15/08             360             355
 Paxson Communications Corporation              0.000%    1/15/09           1,637           1,039(B)
                                                                                         --------
                                                                                            7,520
                                                                                         --------
 Medical Care Facilities -- 2.5%
 HCA Inc.                                       6.870%    9/15/03             506             517
 HCA Inc.                                       6.300%    10/1/12           1,470           1,482
 Health Care REIT, Inc.                         8.000%    9/12/12             555             567
 HEALTHSOUTH Corporation                       10.750%    10/1/08             680             575
 Triad Hospitals, Inc.                          8.750%     5/1/09             975           1,045
                                                                                         --------
                                                                                            4,186
                                                                                         --------
 Medical Products -- 2.1%
 Alaris Medical Systems Inc.                   11.625%    12/1/06             550             621
 Fisher Scientific International Inc.           9.000%     2/1/08           1,300           1,355
 Fresenius Medical Care Capital Trust II        7.875%     2/1/08           1,550           1,527(F)
                                                                                         --------
                                                                                            3,503
                                                                                         --------
 Mining -- 0.2%
 Better Minerals & Aggregates Company          13.000%    9/15/09           1,005             362
                                                                                         --------
 Office Equipment and Supplies -- 0.5%
 Xerox Corporation                              5.500%    11/15/03             47              46
 Xerox Corporation                              0.570%    4/21/18           1,236             779(E)
                                                                                         --------
                                                                                              825
                                                                                         --------
 Oil and Gas -- 5.3%
 Amerigas Partners LP                           8.875%    5/20/11             380             395
 Amerigas Partners LP                           8.875%    5/20/11             316             329(A)
 Chesapeake Energy Corporation                  9.000%    8/15/12             830             880
 El Paso Corporation                            7.000%    5/15/11             246             167
 El Paso Corporation                            7.875%    6/15/12           1,401             981(A)

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Oil and Gas -- Continued
 El Paso Corporation                            7.750%    1/15/32          $  619        $    384
 El Paso Energy Partners                        8.500%     6/1/11             258             239
 El Paso Energy Partners                       10.625%    12/1/12             606             620(A)
 Forest Oil Corporation                        10.500%    1/15/06             210             222
 Forest Oil Corporation                         8.000%    6/15/08             459             484
 Forest Oil Corporation                         7.750%     5/1/14              13              13
 Magnum Hunter Resources, Inc.                 10.000%     6/1/07             331             346
 Magnum Hunter Resources, Inc.                  9.600%    3/15/12             737             783
 Mission Resources Corporation                 10.875%     4/1/07             870             522
 Ocean Energy, Inc.                             8.375%     7/1/08             155             163
 Parker & Parsley Petroleum Company             8.875%    4/15/05              63              68
 Pioneer Natural Resources Company              9.625%     4/1/10             570             678
 Pioneer Natural Resources Company              7.500%    4/15/12              48              52
 Vintage Petroleum, Inc.                        9.000%    12/15/05            118             119
 Vintage Petroleum, Inc.                        7.875%    5/15/11             592             577
 Vintage Petroleum, Inc.                        8.250%     5/1/12             160             166
 Westport Resources Corporation                 8.250%    11/1/11             544             571(A)
                                                                                         --------
                                                                                            8,759
                                                                                         --------
 Paper and Forest Products -- 2.6%
 Appleton Papers Inc.                          12.500%    12/15/08            835             914
 Georgia-Pacific Corp.                          9.500%    12/1/11             937             918
 Georgia-Pacific Corp.                          8.250%     3/1/23             201             163
 Georgia-Pacific Corp.                          8.875%    5/15/31           1,807           1,554
 Plastipak Holdings Inc.                       10.750%     9/1/11             668             702
                                                                                         --------
                                                                                            4,251
                                                                                         --------
 Publishing -- 1.0%
 Dex Media East LLC                             9.875%    11/15/09            549             587(A)
 Dex Media East LLC                            12.125%    11/15/12            360             399(A)
 Hollinger International Publishing             9.000%    12/15/10            690             696(A)
                                                                                         --------
                                                                                            1,682
                                                                                         --------
 Real Estate -- 0.5%
 Ventas Realty, Limited Partnership             8.750%     5/1/09             575             595
 Ventas Realty, Limited Partnership             9.000%     5/1/12             188             197
                                                                                         --------
                                                                                              792
                                                                                         --------

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Restaurants -- 0.4%
 Yum! Brands, Inc.                              7.450%    5/15/05          $  583        $    609
 Yum! Brands, Inc.                              8.500%    4/15/06              75              80
                                                                                         --------
                                                                                              689
                                                                                         --------
 Retail -- 2.2%
 Backsaver Acquisition Corp.                    9.250%    5/31/08           1,094             284(G,H,I)
 J.C. Penney Company, Inc.                      7.400%     4/1/37             807             815
 Relax The Back Acquisition Corp.               9.250%    5/31/08             469             122(G,H,I)
 Samsonite Corporation                         10.750%    6/15/08           1,010             818
 The Gap, Inc.                                  5.625%     5/1/03             519             520
 The Gap, Inc.                                  9.900%    12/15/05            855             909
 The Gap, Inc.                                  6.900%    9/15/07             210             205
                                                                                         --------
                                                                                            3,673
                                                                                         --------
 Retailers -- 0.3%
 Hollywood Entertainment Corporation            9.625%    3/15/11             411             419
                                                                                         --------
 Special Purpose -- 5.2%
 H & E Equipment Services LLC                  11.125%    6/15/12           1,322             992(A)
 PCA LLC/PCA Finance Corporation               11.875%     8/1/09             499             506(A)
 Qwest Capital Funding, Inc.                    7.000%     8/3/09           1,411             903
 Qwest Capital Funding, Inc.                    7.250%    2/15/11           2,446           1,565
 Qwest Capital Funding, Inc.                    6.875%    7/15/28           3,423           1,883
 R.H. Donnelley Finance Corporation I          10.875%    12/15/12          1,005           1,095(A)
 Terra Capital Inc.                            12.875%    10/15/08            453             487
 UCAR Finance Inc.                             10.250%    2/15/12           1,435           1,141
                                                                                         --------
                                                                                            8,572
                                                                                         --------
 Steel (Producers) -- 0.5%
 AK Steel Corporation                           7.875%    2/15/09             845             853
                                                                                         --------
 Technology Services -- 0.4%
 SPX Corporation                                7.500%     1/1/13             632             641
                                                                                         --------
 Telecommunications -- 6.1%
 EchoStar DBS Corporation                      10.375%    10/1/07             715             774
 EchoStar DBS Corporation                       9.125%    1/15/09              80              84
 EchoStar DBS Corporation                       9.375%     2/1/09           2,001           2,116
 FairPoint Communications, Inc.                12.500%     5/1/10             946             681

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Telecommunications -- Continued
 Insight Midwest, L.P.                         10.500%    11/1/10          $    4        $      4
 PanAmSat Corporation                           6.375%    1/15/08             371             356
 PanAmSat Corporation                           8.750%     2/1/12           1,359           1,298(A)
 Qwest Communications International Inc.        7.500%    11/1/08             498             404
 Qwest Corporation                              8.875%    3/15/12             509             494(A)
 Qwest Corporation                              6.875%    9/15/33           1,999           1,539
 Ubiquitel Operating Company                    0.000%    4/15/10           1,100              66(B)
 WorldCom, Inc. -- WorldCom Group               7.875%    5/15/03             736             173(D)
 WorldCom, Inc. -- WorldCom Group               6.250%    8/15/03           2,987             702(D)
 WorldCom, Inc. -- WorldCom Group               8.250%    5/15/31           5,639           1,325(D)
                                                                                         --------
                                                                                           10,016
                                                                                         --------
 Telecommunications
   (Cellular/Wireless) -- 1.7%
 Nextel Communications, Inc.                    9.750%    10/31/07          1,250           1,156
 Nextel Communications, Inc.                    9.375%    11/15/09            920             833
 Rural Cellular Corporation                     9.750%    1/15/10           1,350             810
                                                                                         --------
                                                                                            2,799
                                                                                         --------
 Textiles -- 0.7%
 Collins & Aikman Floor Cover                   9.750%    2/15/10           1,205           1,205
                                                                                         --------
 Transportation -- 1.8%
 Avis Group Holdings, Inc.                     11.000%     5/1/09           1,169           1,280
 Delta Air Lines, Inc.                          7.900%    12/15/09            297             205
 Delta Air Lines, Inc.                          8.300%    12/15/29            579             341
 Kansas City Southern Railway                   9.500%    10/1/08           1,034           1,139
                                                                                         --------
                                                                                            2,965
                                                                                         --------
 Total Corporate Bonds and Notes
   (Identified Cost -- $155,261)                                                          139,845
-------------------------------------------------------------------------------------------------
Yankee Bonds(J) -- 8.6%
 Cable -- 1.3%
 British Sky Broadcasting Group plc             7.300%    10/15/06            593             617
 British Sky Broadcasting Group plc             6.875%    2/23/09             549             561
 British Sky Broadcasting Group plc             8.200%    7/15/09              38              41
 Rogers Communications, Inc.                    8.875%    7/15/07             918             877
                                                                                         --------
                                                                                            2,096
                                                                                         --------

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Chemicals -- 0.6%
 Avecia Group plc                              11.000%     7/1/09          $1,270        $    991
                                                                                         --------
 Electronics -- 0.3%
 Flextronics International Ltd                  9.875%     7/1/10             437             471
                                                                                         --------
 Energy -- 0.3%
 Calpine Canada Energy Finance                  8.500%     5/1/08           1,220             531
                                                                                         --------
 Entertainment -- 0.3%
 Alliance Atlantis Communications Inc.         13.000%    12/15/09            499             544
                                                                                         --------
 Manufacturing (Diversified) -- 2.1%
 Tyco International Group SA                    6.250%    6/15/03             151             150
 Tyco International Group SA                    4.950%     8/1/03             418             412
 Tyco International Group SA                    5.875%    11/1/04             251             243
 Tyco International Group SA                    6.750%    2/15/11             151             143
 Tyco International Group SA                    6.375%    10/15/11          2,340           2,188
 Tyco International Group SA                    6.875%    1/15/29             379             333
                                                                                         --------
                                                                                            3,469
                                                                                         --------
 Oil and Gas -- 0.1%
 Western Oil Sands Inc.                         8.375%     5/1/12             194             193
                                                                                         --------
 Paper and Forest Products -- 0.1%
 Abitibi-Consolidated Inc.                      8.550%     8/1/10             183             203
                                                                                         --------
 Pharmaceuticals -- 0.5%
 Biovail Corporation                            7.875%     4/1/10             844             844
                                                                                         --------
 Services -- 0.6%
 Compagnie Generale de Geophysique SA          10.625%    11/15/07          1,037             912
                                                                                         --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date   Par/Shares       Value
-------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Special Purpose -- 1.3%
 MDP Acquisitions PLC                           9.625%    10/1/12          $1,189        $  1,237(A)
 Yell Finance BV                               10.750%     8/1/11             785             863
                                                                                         --------
                                                                                            2,100
                                                                                         --------
 Telecommunications
   (Cellular/Wireless) -- 0.4%
 Rogers Wireless Communications Inc.            9.625%     5/1/11             608             574
                                                                                         --------
 Transportation -- 0.7%
 Teekay Shipping Corporation                    8.875%    7/15/11           1,145           1,175
                                                                                         --------
Total Yankee Bonds (Identified
 Cost -- $14,484)                                                                          14,103
-------------------------------------------------------------------------------------------------
Common Stocks -- N.M.
 Engineering and Construction -- N.M.
 Washington Group International, Inc.                                           3shs           52(K)
                                                                                         --------
 Food -- N.M.
 International Fast Food Corporation                                           40               0(K)
                                                                                         --------
Total Common Stocks (Identified
 Cost -- $2,844)                                                                               52
-------------------------------------------------------------------------------------------------
Preferred Stocks -- 1.6%
 Cable -- 0.9%
 Cablevision Systems New York Group            11.125%                         10             973
 Cablevision Systems New York Group            11.750%                          5             491
                                                                                         --------
                                                                                            1,464
                                                                                         --------
 Diversified Financial Services -- 0.6%
 Sinclair Capital Corporation                  11.625%                          9             960
                                                                                         --------
 Industrial Conglomerates -- N.M.
 High Voltage Engineering Corporation          12.500%                        0.5               5(H)
                                                                                         --------
 Media -- 0.1%
 Paxson Communications Corporation             13.250%                       0.04             230(H)
                                                                                         --------

                                                Rate     Maturity Date   Par/Shares       Value
-------------------------------------------------------------------------------------------------
Preferred Stocks -- Continued
 Telecommunications -- N.M.
 Intermedia Communications, Inc.               13.500%                          1shs     $      7(H)
 IXC Communications, Inc.                      12.500%                      0.003             0.3
                                                                                         --------
                                                                                                7
                                                                                         --------
Total Preferred Stocks (Identified
 Cost -- $3,556)                                                                            2,666
-------------------------------------------------------------------------------------------------
Warrants -- N.M.
 Horizon PCS, Inc.                                                              2wts          0.1(A,K)
 Next Generation Network, Inc.                                                 16             0.2(K)
 Washington Group International, Series A                                       2             0.1(K)
 Washington Group International, Series B                                       2               1(K)
 Washington Group International, Series C                                       1             0.1(K)
                                                                                         --------
Total Warrants (Identified Cost -- $256)                                                        1
-------------------------------------------------------------------------------------------------
Rights -- N.M.
 The AES Corporation                                      7/15/05             0.4rts            0(K)
                                                                                         --------
Total Long-Term Securities (Identified
 Cost -- $176,401)                                                                        156,667
-------------------------------------------------------------------------------------------------
Short-Term Securities -- 3.1%

Repurchase Agreements -- 3.1%
 Lehman Brothers, Inc.
   1.2% dated 12/31/02, to be repurchased at
   $2,086 on 1/2/03 (Collateral: $1,815
   Tennessee Valley Authority bonds, 5.88%
   due 4/1/36, value $2,086)                                               $2,086           2,086

 Merrill Lynch Government Securities, Inc.
   1.25% dated 12/31/02, to be repurchased at
   $3,000 on 1/2/03 (Collateral: $8,050
   Resolution Funding Corp. principal-only
   securities, due 1/15/21, value $3,059)                                   3,000           3,000
                                                                                         --------
Total Short-Term Securities (Identified Cost --$5,086)                                      5,086
-------------------------------------------------------------------------------------------------
Total Investments -- 98.1% (Identified
 Cost -- $181,487)                                                                        161,753
Other Assets Less Liabilities -- 1.9%                                                       3,126
                                                                                         --------

NET ASSETS -- 100.0%                                                                     $164,879
                                                                                         ========

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued


-------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
 20,369 Primary Class shares outstanding                                                 $341,391
    340 Institutional Class shares outstanding                                              3,431
 Undistributed net investment income                                                          135
 Accumulated net realized gain/(loss) on investments, options and
   futures                                                                               (160,344)
 Unrealized appreciation/(depreciation) of investments, options and
   futures                                                                                (19,734)
                                                                                         --------

NET ASSETS                                                                               $164,879
                                                                                         ========

NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                              $7.96
                                                                                         ========
 INSTITUTIONAL CLASS                                                                        $7.96
                                                                                         ========
-------------------------------------------------------------------------------------------------

(A) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 12.5% of net assets.

(B) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(C) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(D) Bond is in default at December 31, 2002.

(E) Convertible security -- Security may be converted into common stock of the company.

(F) Unit -- A security which consists of a bond and warrants to purchase the stock of the issuer.

(G) Private placement.

(H) Pay-in-Kind ("PIK") security -- A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash.

(I) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

(J) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(K) Non-income producing.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
December 31, 2002
(Amounts in Thousands)

U.S. Government Money Market Portfolio

                                      Rate           Maturity Date         Par           Value
------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 75.1%

Fannie Mae                       1.25% to 5.75%    1/2/03 to 11/15/03    $216,510       $216,384
Fannie Mae                            1.69%             3/21/03             5,000          5,000(A)
Federal Home Loan Bank           1.22% to 5.125%   1/3/03 to 11/14/03      74,470         74,584
Federal Home Loan Bank               1.291%              6/9/03             7,000          7,000
Freddie Mac                      1.22% to 7.375%   1/7/03 to 11/15/03      50,000         50,503
Sallie Mae                           1.245%             1/16/03            10,000         10,000(A)
Sallie Mae                            2.2%              2/18/03            12,382         12,346
Sallie Mae                           1.245%             2/20/03            10,000         10,000(A)
Sallie Mae                           1.245%             3/20/03            10,000         10,000(A)
Sallie Mae                           1.305%             4/17/03             6,000          6,000(A)
Sallie Mae                           1.265%             5/15/03             5,000          5,000(A)
                                                                                        --------
Total U.S. Government and
 Agency Obligations (Identified
 Cost -- $406,817)                                                                       406,817
------------------------------------------------------------------------------------------------
Repurchase Agreements -- 24.2%

Lehman Brothers, Inc.
 1.2%, dated 12/31/02, to be repurchased at $71,059 on 1/2/03
 (Collateral: $10,189 Fannie Mae notes, 6.42%, due 7/12/17, value
 $10,991; $61,050 Federal Home Loan Bank variable rate bonds, 2.36%
 to 2.45%, due 4/7/11 to 4/25/11, value $61,483)                           71,054         71,054

Merrill Lynch Government Securities, Inc.
1.25%, dated 12/31/02, to be repurchased at $60,004 on 1/2/03
(Collateral: $52,200, Fannie Mae notes, 6.625%, due 10/15/07, value
$61,935)                                                                   60,000         60,000
                                                                                        --------
Total Repurchase Agreements (Identified Cost -- $131,054)                                131,054
------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value -- 99.3%                                  537,871(B)
Other Assets Less Liabilities -- 0.7%                                                      4,002
                                                                                        --------

NET ASSETS APPLICABLE TO 541,717 SHARES OUTSTANDING -- 100.0%                           $541,873
                                                                                        ========

NET ASSET VALUE PER SHARE                                                                  $1.00
                                                                                        ========
------------------------------------------------------------------------------------------------

(A) Rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"), quarterly Treasury rate, or the Federal Funds rate. The coupon rates are the rates as of December 31, 2002.

(B) Also represents cost for federal income tax purposes.

See notes to financial statements.

Statements of Operations

Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                    ---------------------------------------------------------------------
                                                             Year Ended 12/31/02
                                     U.S. Government    Investment Grade       High       U.S. Government
                                    Intermediate-Term        Income           Yield        Money Market
                                        Portfolio          Portfolio        Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------
Investment Income:

Interest                                 $16,833             $18,405         $ 18,253         $9,256
Dividends                                    261                  --              872             --
                                         -------             -------         --------         ------
     Total income                         17,094              18,405           19,125          9,256
                                         -------             -------         --------         ------

Expenses:

Management fee                             1,938               1,746            1,193          2,532
Distribution and service fees(A)           1,720               1,443              907            506
Audit and legal fees                          46                  53               51             38
Custodian fee                                153                 190              113            122
Directors' fees and expenses                  14                  12                6             14
Registration fees                             36                  37               21             71
Reports to shareholders                       25                  40               24             21
Transfer agent and shareholder
 servicing expense(A)                        167                 207              148            279
Other expenses                                45                  48               25             49
                                         -------             -------         --------         ------
                                           4,144               3,776            2,488          3,632
     Less fees waived                       (664)               (878)              --             --
                                         -------             -------         --------         ------
     Total expenses, net of
       waivers                             3,480               2,898            2,488          3,632
                                         -------             -------         --------         ------
NET INVESTMENT INCOME                     13,614              15,507           16,637          5,624
                                         -------             -------         --------         ------

Net Realized and Unrealized
 Gain/(Loss)
on Investments:

Realized gain/(loss) on:
 Investments                               3,390               6,050          (35,418)            --
 Options                                     300                  --               --             --
 Futures                                   1,260              (1,537)              --             --
                                         -------             -------         --------         ------
                                           4,950               4,513          (35,418)            --
                                         -------             -------         --------         ------
Change in unrealized appreciation/
 (depreciation) of investments,
 options and futures                       7,494               6,234            8,382             --
                                         -------             -------         --------         ------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS               12,444              10,747          (27,036)            --
---------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS                         $26,058             $26,254         $(10,399)        $5,624
---------------------------------------------------------------------------------------------------------

(A) See Note 1 to the financial statements.

See notes to financial statements.

Statements of Changes in Net Assets

Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                          U.S. Government              Investment Grade
                                    Intermediate-Term Portfolio        Income Portfolio
                                    ---------------------------------------------------------
                                            Years Ended                   Years Ended
                                      12/31/02       12/31/01       12/31/02       12/31/01
---------------------------------------------------------------------------------------------
Change in Net Assets:

Net investment income                 $ 13,614       $ 14,784       $ 15,507       $ 13,340

Net realized gain/(loss) on
 investments, options and futures        4,950          1,277          4,513           (150)

Change in unrealized appreciation/
 (depreciation) of investments,
 options and futures                     7,494           (256)         6,234          2,336
---------------------------------------------------------------------------------------------
Change in net assets resulting
 from operations                        26,058         15,805         26,254         15,526

Distributions to shareholders:
 From net investment income:
     Primary Class                     (13,280)       (14,393)       (15,366)       (13,303)
     Institutional Class                  (374)          (366)          (142)           (73)

Change in net assets from Fund
 share transactions:
     Primary Class                      67,093         26,899         68,814         58,166
     Institutional Class                 1,963            482          1,317            580
---------------------------------------------------------------------------------------------
Change in net assets                    81,460         28,427         80,877         60,896

Net Assets:

Beginning of year                      307,818        279,391        256,722        195,826
---------------------------------------------------------------------------------------------
End of year                           $389,278       $307,818       $337,599       $256,722
---------------------------------------------------------------------------------------------
Undistributed net investment
 income                               $      6       $     46       $     99       $     75
---------------------------------------------------------------------------------------------

N/A -- Not applicable.

See notes to financial statements.

                                               High                     U.S. Government
                                               Yield                     Money Market
                                             Portfolio                     Portfolio
                                    ---------------------------------------------------------
                                            Years Ended                   Years Ended
                                      12/31/02       12/31/01       12/31/02       12/31/01
---------------------------------------------------------------------------------------------
Change in Net Assets:

Net investment income                 $ 16,637       $ 21,567       $  5,624       $ 16,900

Net realized gain/(loss) on
 investments, options and futures      (35,418)       (74,901)            --            153

Change in unrealized appreciation/
 (depreciation) of investments,
 options and futures                     8,382         52,476             --             --
---------------------------------------------------------------------------------------------
Change in net assets resulting
 from operations                       (10,399)          (858)         5,624         17,053

Distributions to shareholders:
 From net investment income:
     Primary Class                     (16,509)       (21,555)        (5,624)       (16,900)
     Institutional Class                  (204)          (120)           N/A            N/A

Change in net assets from Fund
 share transactions:
     Primary Class                     (10,226)         3,849         40,803         73,929
     Institutional Class                 1,672            787            N/A            N/A
---------------------------------------------------------------------------------------------
Change in net assets                   (35,666)       (17,897)        40,803         74,082

Net Assets:

Beginning of year                      200,545        218,442        501,070        426,988
---------------------------------------------------------------------------------------------
End of year                           $164,879       $200,545       $541,873       $501,070
---------------------------------------------------------------------------------------------
Undistributed net investment
 income                               $    135       $    219       $     --       $     --
---------------------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Highlights

Legg Mason Income Trust, Inc.

  Contained below is per share operating performance data for a Primary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                      Investment Operations
                                         ------------------------------------------------
                             Net Asset      Net          Net Realized and
                              Value,     Investment   Unrealized Gain/(Loss)   Total From
                             Beginning    Income/        on Investments,       Investment
                              of Year      (Loss)      Options and Futures     Operations
-----------------------------------------------------------------------------------------
U.S. Government
 Intermediate-Term Portfolio
Years Ended Dec. 31,
     2002                     $10.32       $ .41(A)           $  .38             $  .79
     2001                      10.26         .53(A)              .06                .59
     2000                       9.92         .62(A)              .33                .95
     1999                      10.51         .54(A)             (.59)              (.05)
     1998                      10.40         .56(A)              .11                .67
Investment Grade Income
 Portfolio
Years Ended Dec. 31,
     2002                     $10.10       $ .54(B)           $  .32             $  .86
     2001                       9.97         .60(B)              .14                .74
     2000                       9.78         .67(B)              .19                .86
     1999                      10.52         .61(B)             (.71)              (.10)
     1998                      10.59         .60(B)              .12                .72
High Yield Portfolio
Years Ended Dec. 31,
     2002                     $ 9.22       $ .77              $(1.26)            $ (.49)
     2001                      10.18         .94                (.94)                --
     2000                      14.97        1.32               (3.45)             (2.13)
     1999                      14.72        1.01                 .29               1.30
     1998                      16.29        1.32               (1.56)              (.24)
U.S. Government Money Market
 Portfolio
Years Ended Dec. 31,
     2002                     $ 1.00       $ .01                 Nil             $  .01
     2001                       1.00         .04                 Nil                .04
     2000                       1.00         .06                 Nil                .06
     1999                       1.00         .04                 Nil                .04
     1998                       1.00         .05                (Nil)               .05
-----------------------------------------------------------------------------------------

(A) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.00% until April 30, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2002, 1.19%; 2001, 1.17%; 2000, 1.19%; 1999, 1.19%; and 1998, 1.20%.

(B) Net of fees waived by LMFA for expenses in excess of voluntary expense limitations of 1.00% until April 30, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2002, 1.28%; 2001, 1.27%; 2000, 1.31%; 1999, 1.31%; and 1998, 1.35%.

(C) Legg Mason Fund Adviser, Inc. has determined that the prices for several bonds in the portfolio were incorrect during the period from January 3, 1995 through December 11, 1998. Had correct prices for these bonds been used during this period, the total return as of December 31, 1998, would have been 0.54%.

See notes to financial statements.

                        Distributions
    -----------------------------------------------------
                               From Net                        Net Asset
     From Net                  Realized                         Value,
    Investment   Tax Return     Gain on         Total           End of
      Income     of Capital   Investments   Distributions        Year
    -----------------------------------------------------------------------
      $ (.41)      $   --       $   --         $ (.41)          $10.70
        (.53)          --           --           (.53)           10.32
        (.61)          --           --           (.61)           10.26
        (.54)          --           --           (.54)            9.92
        (.55)        (.01)          --           (.56)           10.51
      $ (.54)      $   --       $   --         $ (.54)          $10.42
        (.61)          --           --           (.61)           10.10
        (.67)          --           --           (.67)            9.97
        (.61)          --         (.03)          (.64)            9.78
        (.60)          --         (.19)          (.79)           10.52
      $ (.77)      $   --       $   --         $ (.77)          $ 7.96
        (.96)          --           --           (.96)            9.22
       (1.27)          --        (1.39)         (2.66)           10.18
       (1.05)          --           --          (1.05)           14.97
       (1.32)          --         (.01)         (1.33)           14.72
      $ (.01)      $   --       $   --         $ (.01)          $ 1.00
        (.04)          --           --           (.04)            1.00
        (.06)          --           --           (.06)            1.00
        (.04)          --           --           (.04)            1.00
        (.05)          --           --           (.05)            1.00
    -----------------------------------------------------------------------

                           Ratios/Supplemental Data
     ---------------------------------------------------------------------
                              Net Investment
                  Expenses    Income/(Loss)    Portfolio     Net Assets,
     Total       to Average     to Average     Turnover      End of Year
     Return      Net Assets     Net Assets       Rate      (in thousands)
     ---------------------------------------------------------------------
       7.79%        1.00%(A)       3.85%(A)       204%        $379,793
       5.83%        1.00%(A)       5.08%(A)       535%         300,597
       9.95%        1.00%(A)       6.14%(A)       248%         272,668
       (.48)%       1.00%(A)       5.28%(A)       979%         298,207
       6.56%        1.00%(A)       5.30%(A)       356%         352,729
       8.82%        1.00%(B)       5.32%(B)       131%        $334,763
       7.52%        1.00%(B)       5.90%(B)       131%         255,298
       9.16%        1.00%(B)       6.82%(B)        94%         194,987
       (.19)%       1.00%(B)       6.08%(B)       145%         183,615
       6.99%        1.00%(B)       5.68%(B)       279%         169,129
      (5.28)%       1.36%          9.06%           97%        $162,175
       (.13)%       1.51%          9.59%          130%         199,214
     (16.43)%       1.51%          9.98%           45%         217,769
       8.82%        1.31%          6.51%           83%         375,099
      (1.79)%(C)    1.30%          8.17%          107%         433,947
       1.13%         .72%          1.11%           --         $541,873
       3.57%         .71%          3.46%           --          501,070
       5.66%         .73%          5.53%           --          426,988
       4.44%         .73%          4.34%           --          379,994
       4.83%         .75%          4.73%           --          389,466
     ---------------------------------------------------------------------

Notes to Financial Statements

Legg Mason Income Trust, Inc.
(Amounts in Thousands)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Income Trust, Inc. ("Corporation"), consisting of the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), the Investment Grade Income Portfolio ("Investment Grade"), the High Yield Portfolio ("High Yield"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

  The Government Intermediate, Investment Grade and High Yield Portfolios consist of two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class. For the year ended December 31, 2002, transfer agent and shareholder servicing expenses for each of the Funds were allocated as follows: Government Intermediate Primary Class, $166, and Institutional Class, $1; Investment Grade Primary Class $205, and Institutional Class, $2; High Yield Primary Class $147, and Institutional Class, $1.

  Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Securities owned by Government Intermediate, Investment Grade and High Yield for which market quotations are readily available are valued at current market value. Securities for which market quotations are readily available are fair valued by the Board of Directors and management. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. At December 31, 2002, $406, or 0.25%, of the High Yield Portfolio's net assets were fair valued in accordance with the procedures adopted by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

--------------------------------------------------------------------------------

  With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

  Legg Mason Fund Adviser, Inc. ("LMFA") has determined that the prices for several bonds in High Yield were incorrect during the period from January 3, 1995 through December 11, 1998. Had correct prices for these bonds been used during this period, the annual total return as of December 31, 1998, would have been 0.54%.

  In accordance with Rule 2a-7, the investments of Government Money Market are valued on the basis of amortized cost, so long as the Fund's Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At December 31, 2002, there were no receivables for securities sold or payables for securities purchased for any of the Funds.

  For the year ended December 31, 2002, investment transactions (excluding short-term investments) were as follows:

                                     Purchases                      Proceeds From Sales
                         ---------------------------------   ---------------------------------
                         U.S. Gov't. Securities    Other     U.S. Gov't. Securities    Other
----------------------------------------------------------------------------------------------
Government Intermediate         $517,993          $ 48,406          $434,996          $ 75,666
Investment Grade                 195,158           218,033           286,037            58,014
High Yield                            --           165,895                --           173,378

Repurchase Agreements

  The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securi-

--------------------------------------------------------------------------------

ties, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

  Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield, which declares and pays dividends monthly. Net capital gain distributions, which are calculated at a Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At December 31, 2002, accrued dividends payable were as follows: Government Intermediate, $50; Investment Grade, $71; High Yield, $63; and Government Money Market, $5. There were no capital gain distributions payable at December 31, 2002.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

  Distributions during the years ended December 31, 2002 and 2001, were characterized as follows for tax purposes:

                                           Government          Investment
                                          Intermediate            Grade
                                        -----------------   -----------------
                                         2002      2001      2002      2001
-----------------------------------------------------------------------------
Ordinary income                         $13,654   $14,759   $15,508   $13,375
                                        -------   -------   -------   -------
Total distributions                     $13,654   $14,759   $15,508   $13,375
                                        =======   =======   =======   =======

--------------------------------------------------------------------------------

                                             High              Government
                                             Yield            Money Market
                                       -----------------    ----------------
                                        2002      2001       2002     2001
----------------------------------------------------------------------------
Ordinary income                        $16,713   $21,675    $5,624   $16,900
                                       -------   -------    ------   -------
Total distributions                    $16,713   $21,675    $5,624   $16,900
                                       =======   =======    ======   =======

  Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year ("post-October loss") as occurring on the first day of the following tax year. For the year ended December 31, 2002, realized capital losses reflected in the accompanying financial statements, as shown in the table below, will not be recognized for federal income tax purposes until 2003.

  The tax basis components of net assets at December 31, 2002, were as follows:

                                Government    Investment                 Government
                               Intermediate     Grade      High Yield   Money Market
------------------------------------------------------------------------------------
Unrealized appreciation          $ 12,395      $ 17,093    $   5,683      $     --
Unrealized depreciation            (1,322)       (9,994)     (26,904)           --
                                 --------      --------    ---------      --------
Net unrealized appreciation/
  (depreciation)                   11,073         7,099      (21,221)           --
Undistributed ordinary income         218           244          138           161
Capital loss carryforwards        (10,503)       (2,453)    (155,220)           --
Post-October loss push and
  other loss deferrals                 --           (32)      (3,577)           --
Paid-in capital                   388,490       332,741      344,759       541,712
                                 --------      --------    ---------      --------
Net assets                       $389,278      $337,599    $ 164,879      $541,873
                                 ========      ========    =========      ========

  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Government Money Market had no capital loss carryforwards. Unused capital loss carryforwards for federal income tax purposes for Government Intermediate, Investment Grade and High Yield at December 31, 2002, were as follows:

Expiration                           Government    Investment    High
Date                                Intermediate     Grade       Yield
-----------------------------------------------------------------------
 2003                                  $  699        $   --     $    --
 2007                                   4,880           403          --
 2008                                   4,924         2,050      38,887
 2009                                      --            --      83,723
 2010                                      --            --      32,610

--------------------------------------------------------------------------------

  For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2002, the Funds recorded the following permanent reclassifications, which relate primarily to various tax adjustments. Results of operations and net assets were not affected by these reclassifications.

                                     Government    Investment   High     Government
                                    Intermediate     Grade      Yield   Money Market
------------------------------------------------------------------------------------
Undistributed net investment
  income                               $ 132          $ 25       $8         $ --
Accumulated realized gain/(loss)          37           (25)       8           --
Paid-in capital                         (169)           --       --           --

  At December 31, 2002, the cost of investments for federal income tax purposes was $376,616 for Government Intermediate, $325,729 for Investment Grade, $182,974 for High Yield, and $537,871 for Government Money Market.

3. Financial Instruments:

Options and Futures

  As part of their investment programs, Government Intermediate and Investment Grade may utilize options and futures. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

  When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

   PURCHASED OPTION:      IMPACT ON THE FUND:
The option expires        Realize a loss in the amount of the cost of the
                          option.
---------------------------------------------------------------------------
The option is closed      Realize a gain or loss depending on whether the
through a closing sale    proceeds from the closing sale transaction are
transaction               greater or less than the cost of the option.
---------------------------------------------------------------------------
The Fund exercises a      The cost of the security purchased through the
call option               exercise of the option will be increased by the
                          premium originally paid to purchase the option.
---------------------------------------------------------------------------
The Fund exercises a put  Realize a gain or loss from the sale of the
option                    underlying security. The proceeds of that sale
                          will be reduced by the premium originally paid to
                          purchase the put option.
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

WRITTEN OPTION:           IMPACT ON THE FUND:
The option expires        Realize a gain equal to the amount of the premium
                          received.
---------------------------------------------------------------------------------
The option is closed      Realize a gain or loss without regard to any unrealized
through a closing         gain or loss on the underlying security and eliminate
purchase transaction      the option liability. The Fund will realize a loss in
                          this transaction if the cost of the closing purchase
                          exceeds the premium received when the option was
                          written.
---------------------------------------------------------------------------------
A written call option is  Realize a gain or loss from the sale of the underlying
exercised by the option   security. The proceeds of that sale will be increased
purchaser                 by the premium originally received when the option was
                          written.
---------------------------------------------------------------------------------
A written put option is   The amount of the premium originally received will
exercised by the option   reduce the cost of the security that the Fund purchased
purchaser                 when the option was exercised.
---------------------------------------------------------------------------------

  The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  Activity in call and put options during the year ended December 31, 2002, was as follows:

                                               Calls                   Puts
                                        --------------------   --------------------
                                         Actual                 Actual
       Government Intermediate          Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2001       --      $  --         --       $  --
Options written                           1,000        784        900         610
Options closed                             (950)      (736)      (650)       (527)
Options expired                              --         --       (200)        (43)
Options exercised                            --         --         --          --
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2002       50      $  48         50       $  40
===================================================================================

  Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the

--------------------------------------------------------------------------------

contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

  The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

  The open futures positions and related appreciation or depreciation at December 31, 2002, are listed at the end of Government Intermediate's and Investment Grade's respective statements of net assets.

Forward Currency Exchange Contracts

  As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

  Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

--------------------------------------------------------------------------------

  At December 31, 2002, High Yield had no open forward currency exchange contracts.

4. Transactions With Affiliates:

  Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets. LMFA has voluntarily agreed to waive its fees to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. These voluntary expense limitations for Government Intermediate and Investment Grade are due to expire on April 30, 2003, or when net assets reach $500 million. High Yield and Government Money Market have no expense limitations. The following chart shows annual rates of management fees, expense limits, management fees waived, and management fees payable for each Fund:

                                                                               Year Ended
                                                                              December 31,   At December 31,
                                                                                  2002            2002
                                                                              ------------   ---------------
                                                                               Management      Management
                         Management             Asset             Expense         Fees            Fees
         Fund               Fee              Breakpoint          Limitation      Waived          Payable
------------------------------------------------------------------------------------------------------------
Government Intermediate                                                           $664            $ 83
 -- Primary Class           0.55%               None               1.00%
 -- Institutional Class     0.55%               None               0.50%
Investment Grade                                                                   878              54
 -- Primary Class           0.60%               None               1.00%
 -- Institutional Class     0.60%               None               0.50%
High Yield                                                                          --              93
 -- Primary Class           0.65%               None               None
 -- Institutional Class     0.65%               None               None
Government Money Market     0.50%         $0 - $500 million        None             --             237
                            0.475%    $500 million - $1 billion

  Western Asset Management Company ("Adviser") serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of: 40% of the management fee received by LMFA for Investment Grade; 77% for High Yield; and 30% for Government Money Market. For Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an

--------------------------------------------------------------------------------

annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                    At December 31, 2002
                                                  ------------------------
                         Distribution   Service   Distribution and Service
                             Fee          Fee           Fees Payable
--------------------------------------------------------------------------
Government Intermediate     0.25%        0.25%              $161
Investment Grade            0.25%        0.25%               139
High Yield                  0.25%        0.25%                70
Government Money Market       --         0.10%                48

  Legg Mason has agreed that it will not request payment of more than 0.10% annually from Government Money Market indefinitely. If this voluntary limit is terminated, the Fund may pay Legg Mason a Rule 12b-1 service fee in an amount not to exceed an annual rate of 0.20% of its average daily net assets.

  LM Fund Services, Inc. has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. the following amounts for the year ended December 31, 2002: Government Intermediate, $58; Investment Grade, $58; High Yield, $60 and Government Money Market, $109.

  LMFA, the Adviser and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:

  The Funds, except for Government Money Market, but including certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the year ended December 31, 2002, the Funds had no borrowings under the Credit Agreement.

--------------------------------------------------------------------------------

6. Fund Share Transactions:

  At December 31, 2002, there were 1,000,000 shares authorized at .001 par value for all active classes of each portfolio of the Corporation. Share transactions were as follows:

                                                             Reinvestment
                                           Sold            of Distributions
                                  ----------------------   ----------------
                                   Shares       Amount     Shares   Amount
---------------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Year Ended December 31, 2002       19,141   $  200,888    1,104   $11,577
  Year Ended December 31, 2001        9,072       94,283    1,213    12,542
-- Institutional Class
  Year Ended December 31, 2002          525   $    5,520       35   $   365
  Year Ended December 31, 2001          951        9,872       34       354
Investment Grade
-- Primary Class
  Year Ended December 31, 2002       13,866   $  139,370    1,351   $13,611
  Year Ended December 31, 2001        9,215       93,914    1,175    11,918
-- Institutional Class
  Year Ended December 31, 2002          248   $    2,494       14   $   142
  Year Ended December 31, 2001          210        2,142        6        60
High Yield
-- Primary Class
  Year Ended December 31, 2002        7,016   $   59,520    1,548   $12,937
  Year Ended December 31, 2001        6,437       65,020    1,798    17,608
-- Institutional Class
  Year Ended December 31, 2002          539   $    4,580       24   $   199
  Year Ended December 31, 2001          350        3,593       12       117
Government Money Market
  Year Ended December 31, 2002    1,465,517   $1,465,517    5,423   $ 5,423
  Year Ended December 31, 2001    1,361,371    1,361,371   16,197    16,197
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        Repurchased             Net Change
                                  ------------------------   -----------------
                                    Shares       Amount      Shares    Amount
------------------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Year Ended December 31, 2002       (13,879)  $  (145,372)   6,366   $ 67,093
  Year Ended December 31, 2001        (7,718)      (79,926)   2,567     26,899
-- Institutional Class
  Year Ended December 31, 2002          (374)  $    (3,922)     186   $  1,963
  Year Ended December 31, 2001          (940)       (9,744)      45        482
Investment Grade
-- Primary Class
  Year Ended December 31, 2002        (8,370)  $   (84,167)   6,847   $ 68,814
  Year Ended December 31, 2001        (4,683)      (47,666)   5,707     58,166
-- Institutional Class
  Year Ended December 31, 2002          (131)  $    (1,319)     131   $  1,317
  Year Ended December 31, 2001          (159)       (1,622)      57        580
High Yield
-- Primary Class
  Year Ended December 31, 2002        (9,809)  $   (82,683)  (1,245)  $(10,226)
  Year Ended December 31, 2001        (8,008)      (78,779)     227      3,849
-- Institutional Class
  Year Ended December 31, 2002          (368)  $    (3,107)     195   $  1,672
  Year Ended December 31, 2001          (283)       (2,923)      79        787
Government Money Market
  Year Ended December 31, 2002    (1,430,137)  $(1,430,137)  40,803   $ 40,803
  Year Ended December 31, 2001    (1,303,639)   (1,303,639)  73,929     73,929
------------------------------------------------------------------------------

Report of Independent Accountants

To the Shareholders of U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio, High Yield Portfolio, and U.S. Government Money Market Portfolio and to the Directors of Legg Mason Income Trust, Inc.:

  In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio, High Yield Portfolio, and U.S. Government Money Market Portfolio (comprising the Primary Class of the Legg Mason Income Trust, Inc., hereafter referred to as the "Funds") at December 31, 2002, and the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
January 31, 2003

Special Meeting of Shareholders

  A Special Meeting of Shareholders of the Funds was held on October 30, 2002, at which the following actions were taken:

  Proposal 1: To elect a Board of Directors:

                         Government                                                              Government Money
                        Intermediate           Investment Grade            High Yield                 Market
                   ----------------------   ----------------------   ----------------------   ----------------------
                   Affirmative   Withheld   Affirmative   Withheld   Affirmative   Withheld   Affirmative   Withheld
--------------------------------------------------------------------------------------------------------------------
John F. Curley,
 Jr.                 20,968        414        17,624        320        12,325        410        305,868       9,564
Mark R. Fetting      20,958        424        17,594        350        12,303        432        305,703       9,729
Richard G.
 Gilmore             20,966        416        17,621        323        12,299        436        305,652       9,780
Arnold L. Lehman     20,955        427        17,606        338        12,299        436        303,155      12,277
Robin J.W.
 Masters             20,908        474        17,596        348        12,340        395        304,378      11,055
Jill E. McGovern     20,917        465        17,606        338        12,313        422        304,981      10,451
Arthur S. Mehlman    20,946        436        17,597        347        12,332        403        305,553       9,879
G. Peter O'Brien     20,961        421        17,627        317        12,322        413        305,870       9,563
S. Ford Rowan        20,927        455        17,623        321        12,340        395        305,902       9,530

  Proposal 2a: To modify the fundamental investment restriction on borrowing money:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,107        17,113     11,761     291,228
Against                         761           436        489      17,092
Abstain                         493           369        309       7,112
Broker non-votes                 20            27        175         N/A

  Proposal 2b: To modify the fundamental investment restriction on underwriting securities:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,165        17,115     11,776     291,377
Against                         703           433        476      16,944
Abstain                         493           369        307       7,112
Broker non-votes                 20            27        175         N/A

  Proposal 2c: To modify the fundamental investment restriction on lending:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,135        17,110     11,775     291,313
Against                         733           438        477      17,008
Abstain                         493           369        307       7,112
Broker non-votes                 20            27        175         N/A

  Proposal 2d: To modify the fundamental investment restriction on issuing senior securities:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,156        17,118     11,767     291,197
Against                         711           430        483      17,124
Abstain                         494           370        310       7,112
Broker non-votes                 20            27        175         N/A

  Proposal 2e: To modify the fundamental investment restriction on real estate investments:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,159        17,124     11,766     291,287
Against                         709           424        486      17,034
Abstain                         493           369        307       7,112
Broker non-votes                 20            27        175         N/A

  Proposal 2f: To modify the investment restriction on investing in commodities:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,158        17,105     11,745     290,517
Against                         710           443        507      17,802
Abstain                         493           369        307       7,114
Broker non-votes                 20            27        175         N/A

  Proposal 2g: To modify the fundamental investment restriction on industry concentration:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,147        17,082     11,704     290,995
Against                         722           466        549      17,326
Abstain                         493           369        307       7,112
Broker non-votes                 20            27        175         N/A

  Proposal 2h: To remove the fundamental investment restriction on diversification:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,156        17,129     11,785         N/A
Against                         712           419        468         N/A
Abstain                         493           369        307         N/A
Broker non-votes                 20            27        175         N/A

  Proposal 2j: To remove the fundamental investment restriction on short sales:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,172        17,108        N/A     290,291
Against                         696           440        N/A      18,030
Abstain                         493           369        N/A       7,112
Broker non-votes                 20            27        N/A         N/A

  Proposal 2k: To remove the fundamental investment restriction on margin transactions:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,177        17,101        N/A     290,277
Against                         692           447        N/A      18,043
Abstain                         493           369        N/A       7,112
Broker non-votes                 20            27        N/A         N/A

  Proposal 2l: To remove the fundamental investment restriction on investments in oil, gas and mineral programs:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,184        17,119        N/A     290,290
Against                         684           430        N/A      18,030
Abstain                         493           369        N/A       7,112
Broker non-votes                 20            27        N/A         N/A

  Proposal 2q: To remove the fundamental investment restriction on pledging assets:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,164        17,112        N/A     291,066
Against                         705           436        N/A      17,255
Abstain                         493           369        N/A       7,112
Broker non-votes                 20            27        N/A         N/A

  Proposal 2r: To remove the fundamental investment restriction on investments in securities issued by other investment companies:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,154        17,122        N/A         N/A
Against                         714           426        N/A         N/A
Abstain                         494           370        N/A         N/A
Broker non-votes                 20            27        N/A         N/A

  Proposal 3: To change the Funds' investment objective from fundamental to nonfundamental:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  19,587        16,488     11,391     278,356
Against                       1,056            90        645      26,592
Abstain                         719           527        524      10,485
Broker non-votes                 20            27        175         N/A

  Proposal 4: To amend and restate the Articles of Incorporation:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,177        17,005     11,650     289,916
Against                         621           440        435      17,164
Abstain                         564           473        475       8,352
Broker non-votes                 20            27        175         N/A

---------------
N.A.-- Not applicable.

Directors and Officers

  The table below provides information about each of the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

 -------------------------------------------------------------------------------------------------------------
                                   TERM OF
                                   OFFICE
                                     AND
                    POSITION(S)    LENGTH       NUMBER OF LEGG         OTHER
                     HELD WITH     OF TIME       MASON FUNDS       DIRECTORSHIPS     PRINCIPAL OCCUPATION(S)
   NAME AND AGE        FUNDS      SERVED(A)        OVERSEEN            HELD        DURING THE PAST FIVE YEARS
 -------------------------------------------------------------------------------------------------------------
  Curley, John F.,   Chairman     Since       Chairman and        None             Director and/or officer of
  Jr.(B)             and          1987        Director/ Trustee                    various Legg Mason
  Age 63             Director                 of all Legg Mason                    affiliates. Formerly: Vice
                                              funds (consisting                    Chairman and Director of
                                              of 23 portfolios).                   Legg Mason, Inc. and Legg
                                                                                   Mason Wood Walker,
                                                                                   Incorporated; Director of
                                                                                   Legg Mason Fund Adviser,
                                                                                   Inc. and Western Asset
                                                                                   Management Company (each a
                                                                                   registered investment
                                                                                   adviser).
 -------------------------------------------------------------------------------------------------------------
  Fetting, Mark      President    President   President and       Director of the  Executive Vice President of
  R.(C)              and          since       Director/Trustee    Royce Family of  Legg Mason, Inc.; Director
  Age 48             Director     2001;       of all Legg Mason   Funds            and/or officer of various
                                  Director    funds (consisting   (consisting of   Legg Mason affiliates since
                                  since       of 23 portfolios).  17 portfolios).  2000. Formerly: Division
                                  2002                                             President and Senior
                                                                                   Officer of Prudential
                                                                                   Financial Group, Inc. and
                                                                                   related companies,
                                                                                   including fund boards and
                                                                                   consulting services to
                                                                                   subsidiary companies
                                                                                   (1991-2000); Partner,
                                                                                   Greenwich Associates; Vice
                                                                                   President, T. Rowe Price
                                                                                   Group, Inc.
 -------------------------------------------------------------------------------------------------------------
  Gilmore, Richard   Director     Since       Director/Trustee    None             Retired. Trustee of Pacor
  G.                              1990        of all Legg Mason                    Settlement Trust, Inc.
  Age 75                                      funds (consisting                    since 1990. Formerly:
                                              of 23 portfolios).                   Director of CSS Industries,
                                                                                   Inc. (diversified holding
                                                                                   company that makes seasonal
                                                                                   decorative products);
                                                                                   Senior Vice President,
                                                                                   Chief Financial Officer and
                                                                                   Director of PECO Energy
                                                                                   Co., Inc. (now Exelon
                                                                                   Corporation).
 -------------------------------------------------------------------------------------------------------------
  Lehman, Arnold     Director     Since       Director/Trustee    None             Director of The Brooklyn
  L.                              1987        of all Legg Mason                    Museum of Art since 1997.
  Age 58                                      funds (consisting                    Formerly: Director of The
                                              of 23 portfolios).                   Baltimore Museum of Art
                                                                                   (1979-1997).
 -------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------
                                   TERM OF
                                   OFFICE
                                     AND
                    POSITION(S)    LENGTH       NUMBER OF LEGG         OTHER
                     HELD WITH     OF TIME       MASON FUNDS       DIRECTORSHIPS     PRINCIPAL OCCUPATION(S)
   NAME AND AGE        FUNDS      SERVED(A)        OVERSEEN            HELD        DURING THE PAST FIVE YEARS
 -------------------------------------------------------------------------------------------------------------
  Masters, Robin     Director     Since       Director/Trustee    None             Retired. Director of The
  J.W.                            2002        of all Legg Mason                    Family Learning Centre
  Age 46                                      funds (consisting                    (non- profit) since 1996;
                                              of 23 portfolios).                   Director of Bermuda
                                                                                   SMARTRISK (non-profit)
                                                                                   since 2001. Formerly: Chief
                                                                                   Investment Officer of ACE
                                                                                   Limited (insurance).
 -------------------------------------------------------------------------------------------------------------
  McGovern, Jill     Director     Since       Director/Trustee    None             Chief Executive Officer of
  E.                              1989        of all Legg Mason                    The Marrow Foundation since
  Age 58                                      funds (consisting                    1993. Formerly: Executive
                                              of 23 portfolios).                   Director of the Baltimore
                                                                                   International Festival
                                                                                   (1991-1993); Senior
                                                                                   Assistant to the President
                                                                                   of The Johns Hopkins
                                                                                   University (1986-1990).
 -------------------------------------------------------------------------------------------------------------
  Mehlman, Arthur    Director     Since       Director/Trustee    None             Retired. Director of
  S.                              2002        of all Legg Mason                    University of Maryland
  Age 60                                      funds (consisting                    College Park Foundation
                                              of 23 portfolios).                   (non-profit) since 1998.
                                                                                   Formerly: Partner, KPMG LLP
                                                                                   (international accounting
                                                                                   firm). (1972-2002).
 -------------------------------------------------------------------------------------------------------------
  O'Brien, G.        Director     Since       Director/Trustee    Director of the  Trustee of Colgate
  Peter                           2002        of all Legg Mason   Royce Family of  University and President of
  Age 57                                      funds (consisting   Funds            Hill House, Inc.
                                              of 23 portfolios).  (consisting of   (residential home care).
                                                                  17 portfolios);  Formerly: Managing
                                                                  Director of      Director, Equity Capital
                                                                  Renaissance      Markets Group of Merrill
                                                                  Capital          Lynch & Co. (1971-1999).
                                                                  Greenwich
                                                                  Funds.
 -------------------------------------------------------------------------------------------------------------
  Rowan, S. Ford     Director     Since       Director/Trustee    None             Consultant, Rowan & Blewitt
  Age 59                          2002        of all Legg Mason                    Inc. (management
                                              funds (consisting                    consulting); Adjunct
                                              of 23 portfolios).                   Professor, George
                                                                                   Washington University since
                                                                                   2000; Director of Santa Fe
                                                                                   Institute (scientific
                                                                                   research institute) since
                                                                                   1999; Director of Annapolis
                                                                                   Center for Science-Based
                                                                                   Public Policy since 1995.
 -------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------
                                   TERM OF
                                   OFFICE
                                     AND
                    POSITION(S)    LENGTH       NUMBER OF LEGG         OTHER
                     HELD WITH     OF TIME       MASON FUNDS       DIRECTORSHIPS     PRINCIPAL OCCUPATION(S)
   NAME AND AGE        FUNDS      SERVED(A)        OVERSEEN            HELD        DURING THE PAST FIVE YEARS
 -------------------------------------------------------------------------------------------------------------
  Duffy, Marc        Vice         Since       Vice President and  None             Vice President and
  R.(D)              President    2000        Secretary of all                     Secretary of Legg Mason
  Age 45             and                      Legg Mason funds                     Fund Adviser, Inc. since
                     Secretary                (consisting of 23                    2000; Associate General
                                              portfolios).                         Counsel of Legg Mason Wood
                                                                                   Walker, Incorporated since
                                                                                   1999. Formerly: Senior
                                                                                   Associate, Kirkpatrick &
                                                                                   Lockhart LLP (1996-1999);
                                                                                   Senior Counsel, Securities
                                                                                   and Exchange Commission,
                                                                                   Division of Investment
                                                                                   Management (1989-1995).
 -------------------------------------------------------------------------------------------------------------
  Karpinski, Marie   Vice         Since       Vice President and  None             Vice President and
  K.(D)              President    1987        Treasurer of all                     Treasurer of Legg Mason
  Age 54             and                      Legg Mason funds                     Fund Adviser, Inc. and
                     Treasurer                (consisting of 23                    Western Asset Funds, Inc.;
                                              portfolios).                         Treasurer of Pacific
                                                                                   American Income Shares,
                                                                                   Inc. and Western Asset
                                                                                   Premier Bond Fund.
 -------------------------------------------------------------------------------------------------------------

(A) Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors.

(B) Mr. Curley is considered to be an interested person (as defined in the 1940
    Act) of the Corporation by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Corporation.

(C) Mr. Fetting is considered to be an interested person (as defined in the 1940
    Act) of the Corporation by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Corporation.

(D) Officers of the Corporation are interested persons (as defined in the 1940
    Act).

            ADDITIONAL INFORMATION ABOUT THE CORPORATION'S DIRECTORS
            AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
             INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
                            CALLING 1-800-822-5544.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

EQUITY FUNDS:                               SPECIALTY FUNDS:
Value Trust                                 Balanced Trust
Special Investment Trust                    Financial Services Fund
American Leading Companies Trust            Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

GLOBAL FUNDS:                               TAXABLE BOND FUNDS:
Global Income Trust                         U.S. Government Intermediate-Term Portfolio
Europe Fund                                 Investment Grade Income Portfolio
International Equity Trust                  High Yield Portfolio
Emerging Markets Trust

TAX-FREE BOND FUNDS:                        MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust     U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust              Cash Reserve Trust
Pennsylvania Tax-Free Income Trust          Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.




                                                         [LEGG MASON FUNDS LOGO]

                      Investment Manager

                      Legg Mason Fund Adviser, Inc.
                      Baltimore, MD

                      Investment Adviser

                      Western Asset Management Company
                      Pasadena, CA

                      Board of Directors

                      John F. Curley, Jr., Chairman
                      Mark R. Fetting, President
                      Richard G. Gilmore
                      Arnold L. Lehman
                      Robin J.W. Masters
                      Dr. Jill E. McGovern
                      G. Peter O'Brien
                      Arthur S. Mehlman
                      S. Ford Rowan

                      Transfer and Shareholder Servicing Agent

                      Boston Financial Data Services
                      Braintree, MA

                      Custodian

                      State Street Bank & Trust Company
                      Boston, MA

                      Counsel

                      Kirkpatrick & Lockhart LLP
                      Washington, DC

                      Independent Accountants



                      PricewaterhouseCoopers LLP
                      Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-056
2/03